UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-CSR
________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-23561

Delaware Wilshire Private Markets Fund
(Exact name of registrant as specified in charter)
________

SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
 (Address of principal executive offices) (Zip code)

SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
 (Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end:  March 31, 2023

Date of reporting period:  March 31, 2023

Item 1.    Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

DELAWARE WILSHIRE PRIVATE MARKETS FUND

FINANCIAL STATEMENTS

MARCH 31, 2023

ANNUAL REPORT

The Fund files its complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. The Fund N-PORT is available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to fund securities, as well as information relating to how the Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30th, will be available (i) without charge, upon request, by calling 1-855-520-7711; and (ii) on the SEC’s website at http:// www.sec.gov.

Delaware Wilshire Private Markets Fund

Shareholders’ Letter
March 31, 2023 (Unaudited)

Market review

The US stock market, represented by the FT Wilshire 5000 IndexSM, was up 7.29% for the first quarter but was down 8.62% for the past 12 months. Most sectors were up for the quarter. The strongest-performing sectors were information technology (+21.2%) and communication services (+19.8%). The two sectors producing losses were financials (-5.2%) and energy (-4.6%). From a size perspective, large-caps outperformed small-caps by 409 basis points. Growth stocks vastly outperformed value for the quarter but still trailed meaningfully for the 1-year period. International equity market performance was positive for the first quarter, with developed markets outperforming emerging markets.

The US Treasury yield curve was up in the short end (under 1 year) by approximately 50 basis points but fell across the remainder of the curve. The 10-year Treasury yield ended the quarter at 3.47%, down 41 basis points from December. Credit spreads were little changed during the quarter, with investment grade up 8 basis points and high yield bonds down 14 basis points. The Federal Open Market Committee (FOMC) met twice during the quarter, as scheduled, and increased the overnight rate by 0.25 percentage points in both January and March, targeting a range of 4.75% to 5.00%.

Within the Fund

For the first quarter of 2023, Delaware Wilshire Private Markets Fund (Institutional Class shares) returned 2.76%. From inception (November 18, 2020) through March 31, 2023, the Fund posted a 14.37% annualized return and 37.37% cumulative return. Performance was largely driven by later-stage investments that are mostly committed and out of the J-curve. Several investments also benefited from the COVID-19 market dislocation.

The Delaware Wilshire Private Markets Master Fund is invested in the following investments. Below is our reasoning for entering these investments and our thoughts on performance to date. The level of detail provided may vary between investments due to agreements we have in place with the general partner.

Basalt Infrastructure Partners II, a secondary investment that closed in November 2020, was purchased at a discount to June 30, 2020 net asset value (NAV) and comprises what we believe to be an attractive portfolio of mid-market, value-add infrastructure assets. The Basalt portfolio is through its J-curve and entering the cash-yielding stage, potentially offering diversified value drivers, with limited downside risk expected from any individual asset. The fund has committed a total of $1.2 billion to nine investments and during the fourth quarter distributed $456 million to investors. The portfolio has generated total distributions of $770 million as of December 31, 2022 (64% of capital contributed).

HIG Bayside Loan Opportunity Fund VI, a primary investment that closed in December 2020, is a distressed-debt strategy that focuses on middle-market opportunities. The entire portfolio was created from April 2020 onward and has benefited from the COVID-19 dislocation. The first half of 2022 provided a fertile environment with a credit market dislocation, and the fund leaned in deploying close to $500 million. To date, the portfolio has fully realized 13 positions.

Linden Structured Capital Fund, a primary investment that closed in December 2020, is a structured equity strategy on one of the premier healthcare-focused private equity platforms in the US. In 2022, the fund had its first liquidity event, selling Advarra to Blackstone and Canada Pension Plan Investment Board (CPPIB), and the portfolio now consists of 12 companies. In 2022, the fund made new three investments. The fund continues to accrue value given the contractual nature of the underlying structured investments and the appreciation of certain junior equity holdings.

Company name	Strategy	Relevant information
Avalign	Value-add contract manufacturing	●	Announced the acquisition and addition of Slice
Technologies	organization and distributor serving the		Manufacturing Studios (SMS) in February 2021.
	orthopedic medical device and specialty	●	SMS expands the already considerable
	surgical markets		capabilities in both implant and instrument
manufacturing within Avalign, positioning the
company with comprehensive, best-in-class
services and performance.
Collagen Matrix	Developer and manufacturer of collagen-	●·	In October 2022, acquired Polyganics, a medical
(aka Regenity	based medical products		technology company that develops and
Biosciences)			manufactures bioresorbable medical devices. The
acquisition expands the company’s portfolio of
solutions and unlocks new markets.
		●	Rebranded to Regenity Biosciences.
IVX Health	Operator of ambulatory infusion centers	●	Continues to open new infusion centers.
		●	Achieved national accreditation through the
Accreditation Commission for Health Care (ACHC)
for the services of Ambulatory Infusion Centers.

The accompanying notes are an integral part of the financial statements and attached financial statements of
Delaware Wilshire Private Markets Master Fund.

1

Delaware Wilshire Private Markets Fund

Shareholders’ Letter
March 31, 2023 (Unaudited)

Pinnacle	Substance abuse treatment services	●	With more than 135 community-based locations,
Treatment			serves more than 35,000 patients across nine
Centers			states.
ProPharma	Provider of medical information,	●	Announced in early 2023 an acquisition of UK-
Group	regulatory affairs, and compliance		based life-science advisory firm Digital Lab
	consulting services		Consulting, which adds capabilities in drug R&D
services and consulting and expands operations to
Europe.
ILC Dover	Provider of engineered solutions to the	●	Announced plans to significantly expand
	pharmaceutical and other industries		production capabilities in the Juarez, Mexico,
facility. This expansion is in response to the strong
growth in the life sciences business and entry into
the sterile liquid handling and chemicals content
market.
GCX Corporation	Provider of medical instrument and	●	Audax Private Equity and GCX Mounting Solutions
	information technology (IT) mounting		announced on September 20, 2021, the formation
	solutions for the healthcare industry		of a strategic partnership under which Audax
acquired a majority stake in GCX.
		●	In December 2022, GCX announced the
acquisition of Jaco, which strengthens GCX’s
broad portfolio of products and adds new
commercial and manufacturing competencies.
Penn Foster	Platform of education and training	●	In June 2022, Misty Frost was appointed CEO.
	services for middle-skill occupations		Misty Frost recently served as CEO of Carrus, a
leading online healthcare training and professional
development provider, which combined with Penn
Foster in October 2021.
		●	In April 2023, the company rebranded as Penn
Foster Group, which brings Penn Foster,
CareerStep, Ashworth College, James Madison
High School, EHR Go, ALCS.com, the New York
Institute of Photography, the New York Institute of
Art and Design, and other education and training
platforms together to empower the future
workforce.
FinThrive	Provider of end-to-end healthcare	●	Backed by Clearlake Capital.
Software	revenue cycle management SaaS	●	In September 2022, named as one of the top 30 -
Holdings, Inc.	solutions		2022 Best Workplaces in HealthCare by Great
Place to Work and Fortune Magazine.
		●	More than 3,200 healthcare providers as
customers.
Public	Provider of infrastructure and support	●	The company has recruited and onboarded four
Partnerships	solutions for Medicaid-eligible individuals		senior-level business development leaders and an
	who self-direct their home care and		implementation leader to catalyze strategic
	employ their own caregivers		initiatives.
Aspirion Health	Tech-enabled revenue cycle	●	Management continues to focus on building out
Resources	management (RCM) company that		Aspirion’s technology infrastructure.
	specializes in complex claims and	●	In April 2023, named Amy Amick as the new CEO.
revenue integrity
Lab Logistics	Healthcare supply chain management	●	Backed by Atlantic Street Capital.
(aka BioTouch)	company offering last-mile courier and	●	Management continues to focus on the integration
	logistics services, custom kitting		of the recent acquisitions, including the Allied
	procurement, and assembly solutions		Group, and capitalizing on cross-sell opportunities
across its different business lines.
		●	Now a BioTouch company; by partnering with
BioTouch, they are able to manage clients’
healthcare logistics services in one place.

The accompanying notes are an integral part of the financial statements and attached financial statements of
Delaware Wilshire Private Markets Master Fund.
2

Delaware Wilshire Private Markets Fund

Shareholders’ Letter
March 31, 2023 (Unaudited)

Buhuo Fund I, which closed in March 2021, is a primary commitment with a Chinese venture capital firm that focuses on investments within the supply-chain industry. Buhuo Fund I is fully committed to eight high-quality companies. Overall, Buhuo’s portfolio remains intact despite the challenges from COVID-19-related lockdowns in selected cities in China, public market volatility, and geopolitical tensions.

Company name	Strategy	Relevant information
Guoquan Shihui	Chinese hot pot and barbecue food	●	Founded in early 2017, the company runs 9,178
	materials stores		stores across China as of December 2022.
Zhongneng	Engineering machinery leasing platform	●	Has completed its Series C2 and C3 rounds of
United			financing raising a total of more than CNY3 billion
($461 million).
		●	Strategic cooperation with well-known equipment
manufacturers at home and abroad (JLG in the
US, Haulotte in France, Xingbang Heavy Industry,
XCMG), with a fleet of more than 30,000 units and
a total equipment volume that ranks in the
forefront of China.
GigaCloud	B2B marketplace provider	●	Partnered with and received official endorsement
Technology			from China’s largest retail center, Red Star
Macalline. Also partnered with Amazon, Walmart,
Wayfair, and eBay.
		●	Successfully listed on the Nasdaq in August 2022.
Carzone	B2B auto parts supplier	●	Raised nearly $200 million of Series D venture
funding in September 2021. This round of
financing will be used for national market
expansion and aftermarket service improvement.
Zhujiao / Pork	Fast food restaurant chain	●	Raised CNY150 million of Series A venture
Rice			funding in August 2021. Runs 388 stores as of
December 2022.
Wanqian	Supplier of fasteners for manufacturers	●	The biggest self-operated fastener company in
China, currently serving more than 100,000
customers with over 100 million SKUs.
Haitunjia	Membership-based ecommerce company	●	Actively engaging with financial advisors to look for
potential acquirers of the business.
Zhongmo	Provider and operator of smart protective	●	Has businesses across 19 provinces and 50+
	equipment		cities in China, having serviced more than 1,000
commercial buildings, and has an asset base of
more than CNY1 billion.

Graphite VII/VIII, a secondary investment that closed in July 2021, was purchased at a significant discount to December 31, 2020 NAV and has a mature and diversified private equity portfolio of 13 UK-based portfolio companies. The projected base- case return is compelling given the attractive entry price and potential for near-term liquidity. The six identified value drivers in the portfolio either have been relatively resilient during COVID-19 or have strong potential, in our view, to recover quickly from the downturn given their positioning in attractive market segments. The four successful exits since our investment have significantly derisked the transaction and further enhanced the expected risk-return. The investment should benefit from the further upside of the remaining nine portfolio investments, all of which have either increased in value or remained stable as of December 2022.

Ministry Brands – Reverence Capital Partners Co-investment closed in December 2021. Reverence Capital Partners, a private investment firm focused on thematic investing in middle-market financial services businesses, has acquired a majority stake in Ministry Brands. Ministry Brands is a leading provider of cloud-based software, payments solutions, services, and information platforms for faith-based organizations. Evolving from a point solution provider in 2012, Ministry Brands today is an end-to-end ecosystem of leading integrated solutions serving more than 95,000 organizations in the US and Canada. The company offers a wide range of software solutions including church management, online giving, financial accounting, digital engagement, and background screenings. The investment remains early and is held at cost.

The accompanying notes are an integral part of the financial statements and attached financial statements of
Delaware Wilshire Private Markets Master Fund.
3

Delaware Wilshire Private Markets Fund

Shareholders’ Letter
March 31, 2023 (Unaudited)

Outlook

The latest world economic outlook by the International Monetary Fund states that global growth will bottom out at 2.8% in 2023 and rise modestly to 3% in 2024, with expectations that global inflation will fall, albeit at a slower rate than anticipated, for the next two years. However, there remains quite a bit of uncertainty, risk, and fragility across the economies around the globe. This was highlighted by the recent banking crisis relating to the failures of both Silicon Valley Bank and Signature Bank. While that initial banking crisis was averted, fear about the health of the banking industry remains, especially with regard to regional banks. With respect to the US, many economists still predict a recession in 2023. On a positive note, we highlight that China’s economy rebounded faster than expected following its COVID-related reopening and grew at a rate of 4.5% year on year during the first quarter of 2023.

Generally, the private equity markets continue to reset from their peak valuations and activities over the past few years. While existing private equity assets are being marked down, these dynamics are starting to create attractive entry valuation points for new capital being deployed. This is certainly the case within European buyout and US venture capital deals, which have both seen average entry valuations and purchase price multiples decline significantly in recent quarters. Other parts of the market – such as US buyouts – remain elevated from a valuation standpoint and will need more time to adjust. Overall, we are excited about these favorable investment dynamics, but nonetheless, we continue to stay focused on the “recessionary case” when considering all investment opportunities in the near term.

Definition of Comparative Index

The FT Wilshire 5000 IndexSM is a broad-based market capitalization-weighted index that seeks to capture 100% of the United States investible market.

The accompanying notes are an integral part of the financial statements and attached financial statements of
Delaware Wilshire Private Markets Master Fund.
4

Delaware Wilshire Private Markets Fund

Shareholders’ Letter
March 31, 2023 (Unaudited)

Comparison of Change in the Value of a $25,000 Investment in the Delaware Wilshire Private Markets Fund versus the FT Wilshire 5000 IndexSM.

	One Year Return	Annualized Return since Inception*
Delaware Wilshire Private Markets Fund	4.05%	14.37%
FT Wilshire 5000 IndexSM	-8.62%	6.96%

*For financial reporting purposes, the Delaware Wilshire Private Markets Fund commenced operations on October 28, 2020. For performance calculation purposes, the Delaware Wilshire Private Markets Fund’s inception date is November 18, 2020.

The performance data quoted herein represents past performance and the return and value of an investment in the Delaware Wilshire Private Markets Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Delaware Wilshire Private Markets Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Delaware Wilshire Private Markets Fund will meet its stated objectives. The Delaware Wilshire Private Markets Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Delaware Wilshire Private Markets Fund distributions or the redemption of Delaware Wilshire Private Markets Fund shares.

See definition of comparative index on page 4.

The accompanying notes are an integral part of the financial statements and attached financial statements of
Delaware Wilshire Private Markets Master Fund.
5

Delaware Wilshire Private Markets Fund

Schedule of Investments
March 31, 2023

Master Fund — 99.3%
	Geographic
Description	Region	Shares	Fair Value
Delaware Wilshire Private Markets Master Fund, Class Institutional	North America	2,637,391	$29,671,131
Total Master Fund (Cost — $27,580,145)			29,671,131
Short Term Investment — 1.3%
	Geographic
Description	Region	Shares	Fair Value
First American Government Obligations Fund, Class X
4.650%**	North America	379,948	379,948
Total Short Term Investment (Cost — $379,948)			379,948
Total Investments — 100.6% (Cost — $27,960,093)			$30,051,079
Other Assets and
Liabilities, Net — (0.6)%			(193,810)
Net Assets — 100.0%			$29,857,269

**	The rate reported is the 7-day effective yield as of March 31, 2023.

The following is a summary of the inputs used as of March 31, 2023 when valuing the Fund's investments:

				Investments Valued at
Investments in Securities	Level 1	Level 2	Level 3	NAV	Total
Master Fund	$—	$—	$—	$29,671,131	$29,671,131
Short Term Investment	379,948	—	—	—	379,948
Total Investments in Securities	$379,948	$—	$—	$29,671,131	$30,051,079

For information on valuation inputs, see Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements and attached financial statements of
Delaware Wilshire Private Markets Master Fund.
6

Delaware Wilshire Private Markets Fund

Statement of Assets and Liabilities
March 31, 2023

Assets:
Investments in Master Fund, at Value (Cost $27,580,145)	$29,671,131
Investments, at Value (Cost $379,948)	379,948
Dividend Receivable	1,348
Prepaid Expenses	21,834
Total Assets	30,074,261
Liabilities:
Due to Adviser	77,878
Legal Fees Payable	58,157
Audit Fees Payable	27,750
Transfer Agent Fees Payable	13,719
Trustees Fees Payable	7,998
Due to Administrator	2,548
Other Accrued Expenses	28,942
Total Liabilities	216,992
Net Assets	$29,857,269
Net Assets Consist of:
Paid-in Capital	$27,765,451
Total Distributable Earnings	2,091,818
Net Assets	$29,857,269
Institutional Class Shares:
Net Assets	$29,857,269
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	2,502,021
Net Asset Value and Offering Price Per Share	$11.93

The accompanying notes are an integral part of the financial statements and attached financial statements of
Delaware Wilshire Private Markets Master Fund.
7

Delaware Wilshire Private Markets Fund

Statement of Operations
Year Ended March 31, 2023

Net Investment Income (Loss) Allocated from Master Fund:
Dividend Income	$1,919,685
Expenses	(943,192)
Net Investment Income (Loss) Allocated from the Master Fund	976,493
Investment Income from the Fund:
Dividend Income	6,794
Total Investment Income From the Fund	6,794
Fund Expenses:
Administration Fees	30,000
Trustees' Fees	28,644
Legal Fees	107,887
Transfer Agent Fees	80,230
Audit Fees	30,220
Registration Fees	23,554
Printing Fees	10,385
Pricing Fees	3,058
Insurance and Other Expenses	80,296
Total Expenses	394,274
Less:
Reimbursement of other operating expenses	(573,216)
Net Expenses	(178,942)
Net Investment Income	1,162,229
Net Realized Gain Allocated from Master Fund	917,219
Net Change in Unrealized Depreciation on Investments Allocated from Master Fund	(906,933)
Net Realized and Unrealized Gain	10,286
Net Increase in Net Assets Resulting from Operations	$1,172,515

The accompanying notes are an integral part of the financial statements and attached financial statements of
Delaware Wilshire Private Markets Master Fund.
8

Delaware Wilshire Private Markets Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	March 31, 2023	March 31, 2022
Operations:
Net Investment Income (Loss)*	$1,162,229	$(179,419)
Net Realized Gain	917,219	1,551,936
Net Change in Unrealized Appreciation (Depreciation)	(906,933)	2,135,380
Net Increase in Net Assets Resulting from Operations	1,172,515	3,507,897
Distributions:	(2,384,226)	(1,300,135)
Capital Shares Transactions:
Institutional Class Shares:
Issued	75,000	4,055,951
Reinvestment of Distributions	2,355,246	1,283,526
Redeemed	—	—
Net Share Transactions	2,430,246	5,339,477
Net Increase in Net Assets from Share Transactions	2,430,246	5,339,477
Total Increase in Net Assets	1,218,535	7,547,239
Net Assets:
Beginning of Year	28,638,734	21,091,495
End of Year	$29,857,269	$28,638,734
Share Transactions:
Institutional Class Shares:
Issued	6,042	353,658
Reinvestment of Distributions	202,864	104,863
Redeemed	—	—
Net Increase in Shares Outstanding from Share Transactions	208,906	458,521

*	Net Investment Income (Loss) includes amounts allocated from the Master Fund.

Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements and attached financial statements of
Delaware Wilshire Private Markets Master Fund.
9

Delaware Wilshire Private Markets Fund

Statement of Cash Flows
Year Ended March 31, 2023

Cash Flows Provided by Operating Activities:
Net increase in net assets derived from investment operations	$1,172,515
Adjustments to reconcile net investment loss to net cash provided by operating activities:
Purchases of investment securities from issuers	(4,152,441)
Proceeds from disposition of investment securities from issuers	3,354,583
Net realized gain on investments allocated from Master Fund	(917,219)
Net change in unrealized appreciation/(depreciation) on investments allocated from Master Fund	906,933
Income allocated from Master Fund	(1,919,685)
Expenses allocated from Master Fund	943,192
Increase in receivable for dividends	(1,334)
Increase in receivable for prepaid expenses	(6,376)
Decrease in reimbursement due from investment adviser	451,809
Increase in due to adviser	77,878
Increase in payable for trustee fees	1,767
Increase in payable for legal fees	24,510
Decrease in payable for transfer agent fees	(4,642)
Increase in accrued expenses and other liabilities	22,490
Net cash flow provided by operating activities	(46,020)
Cash Flows Received From Financing Activities:
Distributions paid in cash	(28,980)
Proceeds from issuance of units	75,000
Net cash flow received from financing activities	46,020
Net increase in cash	—
Cash and Foreign Currency:
Beginning of year	—
End of year	$—
Supplemental Disclosure of Cash Flow Information:
Reinvestment of distributions	$2,355,246

The accompanying notes are an integral part of the financial statements and attached financial statements of Delaware Wilshire Private Markets Master Fund.
10

Delaware Wilshire Private Markets Fund

  Financial Highlights

     Selected Per Share Data & Ratios
For a Share Outstanding Throughout
the Year/Period

	Year	Year	Period
	Ended	Ended	Ended
	March 31, 2023	March 31, 2022	March 31, 2021(1)
Institutional Class:
Net Asset Value, Beginning of Year/Period	$12.49	$11.50	$10.00
Income (Loss) from Operations:
Net Investment Gain (Loss)(2)	0.49	(0.08)	(0.11)
Net Realized and Unrealized Gain (Loss)	(0.01)	1.66	1.61
Total from Operations	0.48	1.58	1.50
Dividends and Distributions from:
Net Investment Income	(0.63)	(0.59)	—
Net Realized Gain	(0.41)	—	—
Total Dividends and Distributions	(1.04)	(0.59)	—
Net Asset Value, End of Year/Period	$11.93	$12.49	$11.50
Total Return†	4.05%	13.89%	15.00%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$29,857	$28,639	$21,091
Ratio of Expenses to Average Net Assets‡	2.68%	2.59%	2.50	%*
Ratio of Expenses to Average Net Assets (Excluding Waivers and
Reimbursements)‡	4.68%	7.45%	14.13	%*
Ratio of Net Investment Income (Loss) to Average Net Assets‡	4.07%	(0.70)%	(2.50	)%*

*	Annualized.
†	Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
‡	Includes income and expenses allocated from the Master Fund.
(1)	The Fund commenced operations on October 28, 2020.
(2)	Per share data calculated using average shares.

The accompanying notes are an integral part of the financial statements and attached financial statements of
Delaware Wilshire Private Markets Master Fund.
11

Delaware Wilshire Private Markets Fund

Notes to Financial Statements
March 31, 2023

1. Organization

Delaware Wilshire Private Markets Fund (the “Auction Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a non-diversified, closed-end management investment company. The Auction Fund commenced operations on October 28, 2020.

The Auction Fund and the Delaware Wilshire Private Markets Tender Fund (the “Tender Offer Fund”) together are “Feeder Funds”.

The Feeder Funds invest substantially all of their assets in the Delaware Wilshire Private Markets Master Fund (the “Master Fund” and together with the Feeder Funds, the “Funds” and each, a “Fund”), a Delaware statutory trust also registered under the 1940 Act as a non-diversified, closed-end management investment company. Each Feeder Fund’s portfolio typically will consist solely of the Master Fund’s shares (together with the Feeder Fund Shares, “Shares”). Therefore, each Feeder Fund’s investment results will correspond directly to the investment results of the Master Fund. This form of investment structure is commonly known as a “master feeder” structure. The Master Fund has the same investment objective and identical investment policies as those of the Feeder Funds. The investment objective of each Fund is non-fundamental and, therefore, may be changed without the approval of the shareholders of any Fund (together “Shareholders”). Reference to each Feeder Fund's investments also refer to the Master Fund's investments and references to the risks of investing in the Master Fund also refer to the risks of investing in each Feeder Fund, except as otherwise provided. The financial statements of the Master Fund, including the Schedule of Investments, are attached to this report and should be read in conjunction with the Auction Fund’s financial statements.

As of March 31, 2023, the Auction Fund has a 100% ownership interest in the Master Fund.

2. Significant Accounting Policies

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Auction Fund. The Auction Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities in these financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Net Asset Value Determination

The Net Asset Value (“NAV”) of the Auction Fund is determined as of the close of business on the last business day of each calendar month, each date the Shares are offered or repurchased, as of the date of any distribution and at such other times as the Board determines (each, a “Determination Date”). In determining NAV, the Auction Fund’s investments are valued as of the relevant Determination Date. The NAV of the Auction Fund will equal, unless otherwise noted, the value of the total assets of the Auction Fund, less all of its liabilities, including accrued fees and expenses, each determined as of the relevant Determination Date.

Investment in the Master Fund

The Auction Fund's investment in the Master Fund is valued at an amount equal to the net asset value of the investment without discount or premium, which approximates fair value. Income, expense and net realized gain (losses) of the Master Fund, are allocated each month to the Auction Fund based on its pro-rata ownership of the Master Fund. The more relevant disclosure regarding fair value measurements impacting the Auction Fund is related to the Master Fund's investment portfolio. Such disclosure can be found in the Notes to the Master Fund's attached financial statements.

Valuation of Investments

In December 2020, the SEC adopted Rule 2a-5 under the 1940 Act, establishing requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund's investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are "readily available" for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth recordkeeping requirements associated with fair-value determinations. The compliance date for Rule 2a-5 and Rule 31a-4 was September 8, 2022.

Effective September 8, 2022, and pursuant to the requirements of Rule 2a-5, each Fund's Board of Trustees (the “Board”) designated Delaware Management Company, a series of Macquarie Investment Management Business Trust (the “Adviser”), each Fund's investment adviser, as the Board's valuation designee to perform fair-value determinations for each Fund through a Fair Value Committee established by the Adviser and in accordance with the Adviser's Fair Value Procedures approved by the Board. Prior to September 8, 2022, fair-value determinations were performed in accordance each Funds' Valuation Procedures approved by the Board and were implemented through a Fair Value Pricing Committee designated by the Board.

There is not a public market or active secondary market for many of the securities in which the Master Fund intends to invest. Rather, many of the Master Fund’s investments may be traded on a privately negotiated over-the-counter secondary market for institutional investors. As a result, the Master Fund will value these securities at fair value as determined in good faith by the Fair Value

See attached financial statements of Delaware Wilshire Private Markets Master Fund.

12

     Delaware Wilshire Private Markets Fund

Notes to Financial Statements
March 31, 2023

Committee in accordance with the valuation procedures that have been approved by the Board.

Because each Feeder Fund invests all or substantially all of its assets in the Master Fund, the value of the assets of each Feeder Fund depends on the value of its pro rata interest in the Master Fund investments. Wilshire Associates Incorporated (the “Sub-Adviser”) oversees the valuation of each Fund’s investments on behalf of each Fund.

The Sub-Adviser will invest the Master Fund's assets primarily in a diverse portfolio of investments, including interests in private markets funds acquired in primary offerings (“Primary Fund Investments”), interests in private markets funds acquired in secondary transactions (“Secondary Fund Investments”, and together with Primary Fund Investments, the “Private Markets Investment Funds”), and direct co-investments (“Direct Co-Investments,” and together with the Private Markets Investment Funds, “Portfolio Investments”).

The Valuation Procedures provide that the Master Fund will value its investments in private markets investment funds and direct private equity investments at fair value. The Master Fund calculates its NAV as of the close of business on the last business day of each calendar month, each date that Shares are sold or repurchased, as of the date of any distribution and at such other times as the Board shall determine. The fair value of such investments as of each Determination Date, ordinarily will be the capital account value of the Master Fund’s interest in such investments as provided by the relevant private markets investment fund manager as of or prior to the relevant Determination Date; provided that such values will be adjusted for any other relevant information available at the time the Master Fund values its portfolio, including capital activity and material events occurring between the reference dates of the private markets investment fund manager’s valuations and the relevant Determination Date.

A meaningful input in the Master Fund's Valuation Procedures will be the valuations provided by the private markets investment fund managers. Specifically, the value of the Master Fund's investment in private markets investment funds generally will be valued using the “practical expedient,” in accordance with Accounting Standards Codification (ASC) Topic 820, based on the valuation provided to the Sub-Adviser by the private markets investment fund in accordance with the private markets investment fund's own valuation policies. Generally, private markets investment fund managers value investments of their private markets investment funds at their market price if market quotations are readily available. In the absence of observable market prices, private markets investment fund managers value investments using valuation methodologies applied on a consistent basis. For some investments little market activity may exist. The determination of fair value by private markets investment fund managers is then based on the best information available in the circumstances and may incorporate management's own assumptions and involves a significant degree of judgment, taking into consideration a combination of internal and external factors, including the appropriate risk adjustments for nonperformance and liquidity risks. Investments for which market prices are not observable include private investments in the equity of operating companies, real estate properties or certain debt positions.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Auction Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Master Fund has the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Investments in money market funds are valued at the money market fund’s net asset value.

For the year ended March 31, 2023, there were no changes to the Fund's fair value methodologies.

Security Transactions and Investment Income

Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on the specific identification method.

Dividend income is recognized on the ex-dividend date; interest income is recognized on an accrual basis and includes the amortization of premiums and the accretion of discount. Amortization and accretion is calculated using the effective interest method over the holding period of the investment. Realized gains and losses are calculated on the identified cost basis.

See attached financial statements of Delaware Wilshire Private Markets Master Fund.

13

Delaware Wilshire Private Markets Fund

Notes to Financial Statements
March 31, 2023

Expenses

Each Feeder Fund, and, therefore, Shareholders, bears all expenses incurred in the business of such Feeder Fund, and, through its investment in the Master Fund, a pro-rata portion of the operating expenses of the Master Fund, including any charges, allocations and fees to which the Master Fund is subject as an investor in the private markets investment funds. Each Feeder Fund bears certain ongoing offering costs associated with the Fund’s continuous offering of Shares.

Income Taxes

Each Fund intends to qualify as a “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and net capital gains to its shareholders.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year.

Cash and Cash Equivalents

Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash on the Statement of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

3. Agreements

Investment Advisory Agreement

The Adviser serves as investment adviser of each Fund.

In consideration of the services provided by the Adviser to the Funds, the Master Fund pays the Adviser a fee (the “Management Fee”), computed and payable monthly, at the annual rate of 1.25% of the Master Fund’s net asset value. For purposes of determining the fee payable to the Adviser for any month, “net asset value” means the total value of all assets of the Master Fund as of the end of such month, less an amount equal to all accrued debts, liabilities and obligations of the Master Fund as of such date, and calculated before giving effect to any repurchase of shares on such date. Through its investment in the Master Fund, each Feeder Fund bears a proportionate share of the investment management fee paid by the Master Fund to the Adviser in consideration of the advisory and other services provided by the Adviser to the Master Fund. The Management Fee is paid to the Adviser out of the Master Fund’s assets and, therefore, decreases the net profits or increases the net losses of each Feeder Fund. The Adviser does not charge a Management Fee to the Feeder Funds.

Each Feeder Fund, and, therefore, Shareholders, bears all expenses incurred in the business of such Feeder Fund, and, through its investment in the Master Fund, a pro-rata portion of the operating expenses of the Master Fund, including any charges, allocations and fees to which the Master Fund is subject as an investor in the Private Markets Investment Funds. Each Feeder Fund bears certain ongoing offering costs associated with the Fund's continuous offering of Shares. Each Feeder Fund, by investing in the Private Markets Investment Funds through the Master Fund, indirectly bears its pro rata share of the expenses incurred in the business of the Private Markets Investment Funds. The Private Markets Investment Funds in which the Master Fund intends to invest generally charge a management fee of 1.00% to 2.00%, and approximately 15% to 20% of net profits as a carried interest allocation, subject to a preferred return and a clawback. A carried interest allocation is a share of a Private Markets Investment Fund's returns paid to its manager. A preferred return is a minimum rate of return that a Private Markets Investment Fund manager must achieve before it is entitled to a carried interest allocation. A clawback is a mechanism by which a carried interest allocation previously paid to a Private Markets Investment Fund manager may be returned to the Private Markets Investment Fund.

The Adviser has contractually agreed to waive fees and/or to reimburse expenses to the extent necessary to keep the Fund Operating Expenses incurred by the Auction Fund from exceeding 2.50% of the Auction Fund’s average daily net assets until August 1, 2023. “Fund Operating Expenses” are defined to include all expenses incurred in the business of the Auction Fund, either directly or indirectly through its investment in the Master Fund, provided that the following expenses (“Excluded Expenses”) are excluded from the definition of Fund Operating Expenses. As of March 31, 2023, fees which were previously waived and/or reimbursed by the Adviser which may be subject to possible future reimbursement to the Adviser were $764,423, $1,241,602 and $573,216, expiring in 2024, 2025 and 2026, respectively.

The following expenses are excluded from the definition of Fund Operating Expenses:

The Auction Fund’s proportional share of any acquired fund fees and expenses incurred by the Master Fund, short sale dividend and interest expenses, and any other interest expenses, incurred by the Master Fund in connection with its investment activities, fees and expenses incurred in connection with a credit facility, if any, obtained by the Master Fund, taxes paid by the Master Fund, certain insurance costs incurred by the Master Fund, transactional costs, including legal costs and brokerage fees and commissions, associated with the acquisition and disposition of the Master Fund’s Portfolio Investments (as defined in the Fund’s registration statement) and other investments, non-routine expenses or costs incurred by the Master Fund, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings and tender offers and liquidations, and other expenditures which are capitalized in accordance with generally accepted accounting principles.

See attached financial statements of Delaware Wilshire Private Markets Master Fund.

14

Delaware Wilshire Private Markets Fund

Notes to Financial Statements
March 31, 2023

Excluded Expenses also consist of any class-specific expenses (including distribution and service (12b-1) fees and shareholder servicing fees), Nasdaq Private Market expenses, any acquired fund fees and expenses, short sale dividend and interest expenses, and any other interest expenses incurred by the Auction Fund in connection with its investment activities, fees and expenses incurred in connection with a credit facility, if any, obtained by the Auction Fund, taxes, certain insurance costs, transactional costs, including legal costs and brokerage fees and commissions, associated with the acquisition and disposition of the Auction Fund’s portfolio investments and other investments, non-routine expenses or costs incurred by the Auction Fund, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings and tender offers and liquidations and other expenditures which are capitalized in accordance with generally accepted accounting principles.

In addition, the Adviser may receive from the Auction Fund the difference between the Fund Operating Expenses (not including Excluded Expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Fund Operating Expenses (not including Excluded Expenses) are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment. This agreement will continue in effect from year to year for successive one-year periods after the Initial Term End Date and may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Auction Fund, effective as of the close of business on the Initial Term End Date or the last day of the then-current one-year period.

The Sub-Adviser has entered into a sub-advisory agreement (the “Sub-Advisory Agreement”) with the Adviser and will be responsible for the day-to-day management of each Fund’s assets. The Sub-Adviser will provide ongoing research, recommendations, and portfolio management regarding each Fund’s investment portfolio.

In consideration of its sub-advisory services, the Adviser pays the Sub-Adviser 40% of the advisory fee paid to the Adviser by the Master Fund. After the initial two-year term, the Sub-Advisory Agreement may be renewed each year only so long as such renewal and continuance are specifically approved at least annually by the Board or by vote of a majority of the outstanding voting securities of a Fund, and only if the terms of, and the renewal thereof, have been approved by the vote of a majority of the Independent Trustees who are not parties thereto or interested persons of any such party, cast at a meeting called for the purpose of voting on such approval.

The Sub-Advisory Agreement will terminate automatically in the event of its assignment or in the event of the termination of the Sub-Advisory Agreement, and is terminable without penalty on 60 days’ notice by the Adviser or by the Sub-Adviser.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (the “Administrator”) serves as the Auction Fund’s administrator pursuant to an administration agreement under which the Administrator provides administrative and accounting services for an annual fee based on the Auction Fund’s assets under management, subject to a minimum annual fee.

US Bank N.A. (the “Custodian”) serves as the Auction Fund’s Custodian pursuant to a custody agreement.

DST Asset Manager Solutions, Inc. (the “Transfer Agent”) serves as the Auction Fund’s Transfer Agent pursuant to a transfer agency agreement.

SEI Investments Distribution Co. (the “Distributor”) acts as the Distributor of the Auction Fund.

4. Purchase, Exchange and Repurchase of Shares

Shares of the Auction Fund are available for purchase by prospective investors. In addition to accepting monthly subscriptions directly from investors for Shares at their NAV calculated as of the last business day of the month, the Auction Fund may accept initial and additional purchases of Shares through an auction conducted via Nasdaq Fund Secondaries (a business of Nasdaq, Inc.) and its registered broker dealer SMTX, LLC (together, “Nasdaq Fund Secondaries” or “NFS”), as discussed below.

In addition, if determined by the Board in its sole discretion, Auction Fund Shareholders may participate in a process to (a) exchange their Auction Fund Shares for Tender Offer Fund Shares (an “Exchange”) and (b) tender their Tender Offer Fund Shares to the Tender Offer Fund in connection with the repurchase offer, if the tender offer is approved by the Board of Trustees of the Tender Offer Fund (together with the Board of Trustees of the Auction Fund and the Board of Trustees of the Master Fund, the “Board”). The Adviser and Sub-Adviser may recommend that the Board approve repurchases of Tender Offer Fund Shares more frequently than annually. Further, the Adviser and Sub-Adviser currently expect that, generally, they will recommend to the Board that each repurchase offer should apply to no more than 5% of the net assets of the Master Fund, although the Adviser and Sub-Adviser may recommend that a greater amount be repurchased at their discretion.

An auction will be held for any particular month only if there is sufficient investor demand to support the auction. Auction Fund Shares may be purchased or sold only at their most recently calculated NAV or at a discount, and not a premium, to their most recently calculated NAV during any particular monthly auction.

5. Indemnifications

In the normal course of business the Auction Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Auction Fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the

See attached financial statements of Delaware Wilshire Private Markets Master Fund.

15

Delaware Wilshire Private Markets Fund

Notes to Financial Statements
March 31, 2023

Auction Fund. The Auction Fund’s maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund’s. Based on experience, the Adviser is of the view that the risk of loss to the Auction Fund in connection with the Auction Fund’s indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Auction Fund.

6. Federal Income Taxes

It is the Auction Fund’s intention to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), that are applicable to a regulated investment company (“RIC”). The Auction Fund intends to continue to operate so as to qualify to be taxed as a RIC under the Code and, as such, to not be subject to federal income tax on the portion of its taxable income and gains distributed to stockholders. To qualify for RIC tax treatment, among other requirements, the Auction Fund is required to distribute at least 90% of its investment company taxable income, as defined by the Code. Accordingly, the Auction Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. While the Auction Fund intends to distribute substantially all of its taxable net investment income and capital gains, if any, in a manner necessary to minimize the imposition of a 4% excise tax, there can be no assurance that it will avoid any or all of the excise tax. In such event, the Auction Fund will be liable only for the amount by which it does not meet the foregoing distribution requirements. The Auction Fund has adopted September 30 as its tax year end.

If the Auction Fund were to fail to meet the requirements of Subchapter M to qualify as a RIC, and if the Auction Fund were ineligible to or otherwise were not to cure such failure, the Auction Fund would be subject to tax on its taxable income at corporate rates, whether or not distributed to Shareholders, and all distributions out of earnings and profits would be taxable to Shareholders as ordinary income. In addition, the Auction Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a RIC that is accorded special tax treatment under Subchapter M.

In accounting for income taxes, the Auction Fund follows the guidance in FASB ASC Codification 740, as amended by ASU 2009-06, “Accounting for Uncertainty in Income Taxes”(“ASC 740”). ASC 740 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the financial statements. Management has concluded, there were no uncertain tax positions as of March 31, 2023 for federal income tax purposes or in, the Auction Fund’s major state and local tax jurisdiction of Delaware.

Because U.S. federal income tax regulations differ from U.S. GAAP, distributions in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect the applicable tax characterization. Temporary differences arise when certain items of income, expense, gain or loss are recognized at some time in the future. The Tax basis components of distributable earnings may differ from the amount reflected in the Statement of Assets, Liabilities and Shareholders’ Capital due to temporary book/tax differences primarily from deferred organizational costs. As of September 30, 2022, a permanent difference of $759,750 has been reclassified from distributable earnings to paid in capital. The amount is primarily related to expense waiver and distribution in excess of operating losses.

Total Distributable Earnings
Paid in Capital	(Accumulated Losses)
$759,750	$(759,750)

These reclassifications had no impact on the net assets or net values of the Auction Fund.

The estimated tax character of dividends and distributions paid during the tax year ended March 31, 2023 and 2022 were as follows:

	Ordinary	Long-term	Return of
	Income	Capital Gain	Capital	Total
2023	$1,453,067	$931,159	$—	$2,384,226
2022	1,300,135	—	—	1,300,135

The actual tax character of the distribution cannot be ascertained until after the Auction Fund's tax year end - September 30, 2023.

See attached financial statements of Delaware Wilshire Private Markets Master Fund.

16

     Delaware Wilshire Private Markets Fund

Notes to Financial Statements
March 31, 2023

As of September 30, 2022, the components of Distributable Earnings on a tax basis were as follows:

CY Late-Year Loss Deferral	$(110,658)
Unrealized appreciation/(depreciation)	3,268,427
Other temporary differences	(139,765)
Total Distributable Earnings	$3,018,004

Late-year loss deferral represents ordinary losses from November 1, 2021 through September 30, 2022, that in accordance with Federal income tax regulations, the Fund defers and treats as having arisen in the following fiscal year.

As of March 31, 2023, the tax cost and unrealized appreciation and depreciation of the investments held by the Fund, were as follows:

	Aggregate Gross	Aggregate Gross
	Unrealized	Unrealized	Net Unrealized
Federal Tax Cost	Appreciation	Depreciation	Appreciation
$27,960,093	$2,090,986	$—	$2,090,986

7. Risks

General Economic and Market Risk. Through its portfolio investments, the Master Fund will have investments in companies that are sensitive to movements in the overall economy or in those companies’ industrial or economic sectors. In addition, the trading prices or market values of these portfolio companies may be affected adversely by general securities market conditions or by factors specific to such portfolio companies.

Auction Risk. There can be no guarantee that the Nasdaq Private Market (NPM) auction process will function as intended or that there will be sufficient investor demand to support regular monthly auctions. Even if the NPM auction process is operationally functional, Shareholders may be unable to sell their Auction Fund Shares at the price they desire or at any price at all. It is likely that Auction Fund Shares sold at auction will receive a price that is less than the Auction Fund’s most recently calculated NAV, and depending on buy side interest in a particular auction, the price could be substantially below NAV.

Non-Diversification Risk. The private markets investment funds in which the Master Fund may invest may participate in a limited number of portfolio investments and, as a consequence, the aggregate return of the private markets investment funds may be substantially adversely affected by the unfavorable performance of even a single portfolio investment. Similarly, the Master Fund will invest in a limited number of portfolio investments and, as a consequence, the aggregate return of the Master Fund, and accordingly the Auction Fund, may be substantially adversely affected by the unfavorable performance of even a single portfolio investment.

Legal, Tax and Regulatory Risks. Legal, tax and regulatory changes during the term of the Master Fund’s investments may adversely affect such investments. Certain private markets investment funds or their portfolio companies may be in industries subject to extensive regulation by national governments and political subdivisions thereof. Certain regulations may prevent private markets investment funds or the Master Fund from making certain investments that they otherwise would make. Other regulations may require the private markets investment funds or the Master Fund to incur substantial additional costs or lengthy delays in connection with the completion of an investment.

Timing of Investment Risk. The Master Fund’s portfolio investments may consist of primary fund investments and secondary fund investments. Returns on primary fund investments may take longer to realize than returns on secondary fund investments. The Master Fund also may be able to purchase secondary fund investments at a discount, whereas investments in primary fund investments generally are not available at a discount.

Accordingly, a Shareholder that invests in a Feeder Fund at a time when the Master Fund is invested in primary fund investments on which it has not yet begun to realize returns may experience lower returns than a Shareholder that invests in a Feeder Fund at a time when the Master Fund is more heavily invested or investing in secondary fund investments. Further, Shareholders that invest in a Feeder Fund at a time when the Master Fund is selling portfolio investments to meet liquidity requirements may experience lower returns than a Shareholder that invests in a Feeder Fund at a time when the Master Fund is more fully invested in portfolio investments.

A full listing of risks associated with investing in the Auction Fund is included in the Auction Fund’s prospectus and the statement of additional information.

Because the Auction Fund has substantially all of its capital invested in the Master fund, it is subject to the same risks as the Master Fund. Refer to Note 8 in the Master Fund's financial statements.

See attached financial statements of Delaware Wilshire Private Markets Master Fund.

17

     Delaware Wilshire Private Markets Fund

Notes to Financial Statements
March 31, 2023

8. Concentration of Shareholders:

At March 31, 2023, 98% of Institutional Class Shares total shares outstanding were held by one record shareholder, owning 10% or greater of the aggregate total shares outstanding.

9. Subsequent Events

The Auction Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of March 31, 2023.

See attached financial statements of Delaware Wilshire Private Markets Master Fund.
18

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Delaware Wilshire Private Markets Fund and Shareholders of Delaware Wilshire Private Markets Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Delaware Wilshire Private Markets Fund (the "Fund") as of March 31, 2023, the related statements of operations and cash flows for the year ended March 31, 2023, the statements of changes in net assets for each of the two years in the period ended March 31, 2023, including the related notes, and the financial highlights for each of the two years in the period ended March 31, 2023 and for the period October 28, 2020 (commencement of operations) through March 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2023, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2023 and the financial highlights for each of the two years in the period ended March 31, 2023 and for the period October 28, 2020 (commencement of operations) through March 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2023 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

May 30, 2023

We have served as the auditor of one or more investment companies in Macquarie Investment Management Business Trust since 2010.

19

Delaware Wilshire Private Markets Fund

Trustees and Officers of the Funds
March 31, 2023 (Unaudited)

Set forth below are the names, years of birth, position with the Funds and length of time served, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee or officer of the Funds. There is no stated term of office for the Trustees and officers of the Funds. Nevertheless, an independent Trustee must retire from the Board as of the end of the calendar year in which such independent Trustee first attains the age of seventy-five years; provided, however, that, an independent Trustee may continue to serve for one or more additional one calendar year terms after attaining the age of seventy-five years (each calendar year a “Waiver Term”) if, and only if, prior to the beginning of such Waiver Term: (1) the Governance Committee (a) meets to review the performance of the independent Trustee; (b) finds that the continued service of such independent Trustee is in the best interests of the Funds; and (c) unanimously approves excepting the independent Trustee from the general retirement policy set out above; and (2) a majority of the Trustees approves excepting the independent Trustee from the general retirement policy set out above. Unless otherwise noted, the business address of each Trustee or officer is, as applicable, Delaware Wilshire Private Markets Fund or Delaware Wilshire Private Markets Tender Fund, One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Name and Year of Birth	Position with Funds and Length of Time Served	Principal Occupations in the Past Five Years	Other Directorships Held in the Past Five Years
INTERESTED TRUSTEES
William M. Doran (Born: 1940)	Chairman of the Board of Trustees (since 2020)[1]	Self-Employed Consultant since 2003. Partner at Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003. Counsel to the Funds, SEI Investments, SIMC, the Administrator and the Distributor. Secretary of SEI Investments since 1978.
Current Directorships: Trustee of The Advisors’ Inner Circle Fund III, Gallery Trust,  Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets  Tender Fund, SEI Daily Income Trust, SEI Institutional International Trust, SEI  Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation  Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI  Insurance Products Trust and SEI Catholic Values Trust. Director of SEI Investments,  SEI Investments (Europe), Limited, SEI Investments-Global Funds Services, Limited, SEI  Investments Global, Limited, SEI Investments (Asia), Limited, SEI Global Nominee Ltd.,  SEI Investments - Unit Trust Management (UK) Limited and SEI Investments Co. Director  of the Distributor.

Former Directorships: Trustee of Winton Series Trust to 2017. Trustee of The Advisors’  Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP  Funds and Winton Diversified Opportunities Fund (closed-end investment company) to  2018. Trustee of Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust  to 2022.

INDEPENDENT TRUSTEES
Jon C. Hunt (Born: 1951)	Trustee and Lead Independent Trustee (since 2020)	Retired since 2013. Consultant to Management, Convergent Capital Management, LLC (“CCM”) from 2012 to 2013. Managing Director and Chief Operating Officer, CCM from 1998 to 2012.
Current Directorships: Trustee of City National Rochdale Funds, The Advisors’ Inner  Circle Fund III, Gallery Trust, Delaware Wilshire Private Markets Master Fund and  Delaware Wilshire Private Markets Tender Fund. Director of Chiron Capital Allocation  Fund Ltd.

Former Directorships: Trustee of Winton Series Trust to 2017. Trustee of Winton  Diversified Opportunities Fund (closed-end investment company) to 2018. Trustee of  Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust to 2022.

Thomas P. Lemke (Born: 1954)	Trustee (since 2020)	Retired since 2013. Executive Vice President and General Counsel, Legg Mason, Inc. from 2005 to 2013.
Current Directorships: Trustee of The Advisors’ Inner Circle Fund III, Gallery Trust,  Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets  Tender Fund, JP Morgan Funds (171 Portfolios) and Symmetry Panoramic Trust (16  Portfolios). Director of Chiron Capital Allocation Fund Ltd.

Former Directorships: Trustee of Winton Series Trust and AXA Premier VIP Trust to  2017. Trustee of Winton Diversified Opportunities Fund (closed-end investment  company) to 2018. Trustee of Schroder Global Series Trust to 2021. Trustee of Schroder  Series Trust to 2022.

1	Mr. Doran may be deemed to be an “interested” person of the Funds as that term is defined in the 1940 Act by virtue of a material business or professional relationship with the principal executive officer of the Funds.

20

Delaware Wilshire Private Markets Fund

Trustees and Officers of the Funds
March 31, 2023 (Unaudited)

Name and Year of Birth	Position with Funds and Length of Time Served	Principal Occupations in the Past Five Years	Other Directorships Held in the Past Five Years
INDEPENDENT TRUSTEES (continued)
Jay C. Nadel (Born: 1958)	Trustee (since 2020)	Self-Employed Consultant since 2004. Executive Vice President, Bank of New York Broker Dealer from 2002 to 2004. Partner/Managing Director, Weiss Peck & Greer/Robeco from 1986 to 2001.
Current Directorships: Chairman of the Board of Trustees of City National Rochdale  Funds. Trustee of The Advisors’ Inner Circle Fund III, Gallery Trust, Delaware Wilshire  Private Markets Master Fund and Delaware Wilshire Private Markets Tender Fund.  Director of Chiron Capital Allocation Fund Ltd.

Former Directorships: Trustee of Winton Series Trust to 2017. Director of Lapolla  Industries, Inc. to 2017. Trustee of Winton Diversified Opportunities Fund (closed-end  investment company) to 2018. Trustee of Schroder Global Series Trust to 2021. Trustee  of Schroder Series Trust to 2022.

Randall S. Yanker (Born: 1960)	Trustee (since 2020)	Co-Founder and Senior Partner, Alternative Asset Managers, L.P. since 2004.
Current Directorships: Trustee of The Advisors’ Inner Circle Fund III, Gallery Trust,  Delaware Wilshire Private Markets Master Fund and Delaware Wilshire Private Markets  Tender Fund. Independent Non-Executive Director of HFA Holdings Limited. Director of  Chiron Capital Allocation Fund Ltd.

Former Directorships: Trustee of Winton Series Trust to 2017. Trustee of Winton  Diversified Opportunities Fund (closed-end investment company) to 2018. Trustee of  Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust to 2022.

Nichelle Maynard- Elliott (Born: 1968)	Trustee (since 2021)	Independent Director since 2018. Executive Director, M&A at Praxair Inc. from 2011 to 2019.
Current Directorships: Trustee of The Advisors' Inner Circle Fund III, Gallery Trust,  Director of Chiron Capital Allocation Fund Ltd. Director of Element Solutions Inc., Director  of Xerox Holdings Corporation, and Director Nominee for Lucid Group, Inc.

Former Directorships: Trustee of Schroder Global Series Trust to 2021. Trustee of  Schroder Series Trust to 2022.

OFFICERS
Michael Beattie (Born: 1965)	President (since 2020)	Director of Client Service, SEI Investments, since 2004.	None.
James Bernstein (Born: 1962)	Vice President and Assistant Secretary (since 2020)
Attorney, SEI Investments, since  2017.

Prior Positions: Self-employed  consultant, 2017. Associate General  Counsel & Vice President,  Nationwide Funds Group and  Nationwide Mutual Insurance  Company, from 2002 to 2016.  Assistant General Counsel & Vice  President, Market Street Funds and  Provident Mutual Insurance  Company, from 1999 to 2002.
None.
John Bourgeois (Born: 1973)	Assistant Treasurer (since 2020)	Fund Accounting Manager, SEI Investments, since 2000.	None.

21

Delaware Wilshire Private Markets Fund

Trustees and Officers of the Funds
March 31, 2023 (Unaudited)

Name and Year of Birth	Position with Funds and Length of Time Served	Principal Occupations in the Past Five Years	Other Directorships Held in the Past Five Years
OFFICERS (continued)
Stephen F. Panner (Born: 1970)	Chief Compliance Officer (since 2022)	Chief Compliance Officer of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Catholic Values Trust, SEI Exchange Traded Funds, SEI Structured Credit Fund LP, The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, The Advisors’ Inner Circle Fund III, Bishop Street Funds, Frost Family of Funds, Gallery Trust, Delaware Wilshire Private Markets Fund, Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Tender Fund and Catholic Responsible Investments Funds since September 2022. Fund Compliance Officer of SEI Investments Company from February 2011 to September 2022. Fund Accounting Director and CFO and Controller for the SEI Funds from July 2005 to February 2011.	None.
Eric C. Griffith (Born: 1969)	Vice President and Assistant Secretary (since 2020)	Counsel at SEI Investments since 2019. Vice President and Assistant General Counsel, JPMorgan Chase & Co., from 2012 to 2018.	None.
Matthew M. Maher (Born: 1975)	Vice President and Assistant Secretary (since 2020)	Counsel at SEI Investments since 2018. Attorney, Blank Rome LLP, from 2015 to 2018. Assistant Counsel & Vice President, Bank of New York Mellon, from 2013 to 2014. Attorney, Dilworth Paxson LLP, from 2006 to 2013.	None.
Andrew Metzger (Born: 1980)	Treasurer, Controller and Chief Financial Officer (since 2021)	Director of Fund Accounting, SEI Investments, since 2020. Senior Director, Embark, from 2019 to 2020. Senior Manager, PricewaterhouseCoopers LLP, from 2002 to 2019.	None.
Robert Morrow (Born: 1968)	Vice President (since 2020)	Account Manager, SEI Investments, since 2007.	None.
Alexander F. Smith (Born: 1977)	Vice President and Assistant Secretary ,(since 2020)	Counsel at SEI Investments since 2020. Associate Counsel & Manager, Vanguard 2012 to 2020. Attorney, Stradley Ronon Stevens & Young, LLP, 2008 to 2012.	None.
Bridget E. Sudall (Born: 1980)	Privacy Officer (since 2020) Anti-Money Laundering Officer (since 2020)	Senior Associate and AML Officer, Morgan Stanley Alternative Investment Partners, from 2011 to 2015. Investor Services Team Lead, Morgan Stanley Alternative Investment Partners, from 2007 to 2011.	None.

22

Delaware Wilshire Private Markets Fund

Disclosure of Fund Expenses
March 31, 2023 (Unaudited)

As a shareholder of the Fund, your investment is affected by ongoing costs, which include (among others) costs for fund management, organization and offering costs, trustee expenses, administration fees, professional fees and acquired fund fees. It is important for you to understand the impact of these costs on your investment returns.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (October 1, 2022 to March 31, 2023) (unless otherwise noted below).

The table below illustrates your Fund’s costs in two ways:

Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.” Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return —the account values shown do not apply to your specific investment.

	Beginning	Ending
	Account	Account	Annualized	Expenses
	Value	Value	Expense	Paid During
	10/1/22	3/31/23	Ratios †	Period*
Delaware Wilshire Private Markets Fund
Actual Fund Return	$ 1,000.00	$ 1,051.40	2.67%	$13.66
Hypothetical 5% Return	$ 1,000.00	$ 1,011.62	2.67%	$13.39

* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period shown).

† The annualized expense ratios include expenses allocated from the Master Fund during the six-month period.

23

Delaware Wilshire Private Markets Fund

Notice to Shareholders
March 31, 2023 (Unaudited)

For shareholders that do not have a March 31, 2023 tax year end, this notice is for informational purposes only. For shareholders with a March 31, 2023 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended March 31, 2023, the Funds are designating the following items with regard to distributions paid during the period.

Dividends
Qualifying
				for				Qualified
				Corporate				Short
Return	Long Term	Ordinary		Dividend	Qualifying	U.S.	Qualified	Term	Foreign	Qualifying
of	Capital Gain	Income	Total	Receivable	Dividend	Government	Interest	Capital	Tax	Business
Capital	Distribution	Distributions	Distributions	Deduction(1)	Income(2)	Interest(3)	Income(4)	Gain(5)	Credit(6)	Income(7)
0.00%	39.05%	60.95%	100.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short term capital gain and net investment income distributions).

(2) The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3) U.S. Government Interest represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4) The percentage in this column represents the amount of “Qualifying Interest Income” as created by the American Jobs Creation Act of 2004 and is a percentage of ordinary income distributions that are exempt from U.S. withholding tax when paid for foreign investors.

(5) The percentage in this column represents the amount of “Qualifying Short-Term Capital Gain” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(6) The percentage in this column represents the amount of “Qualifying Foreign Taxes” as a percentage of ordinary distributions during the fiscal year ended March 31, 2023. The Fund intends to pass through a Foreign Tax Credit to shareholders for fiscal year ended 2023. Your allocation share of the foreign tax credit will be reported on form 1099-DIV.

(7) The percentage in this column represents the amount of ordinary dividend income that qualified for 20% Business Income Deduction.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending March 31, 2023. Complete information will be computed and reported in conjunction with your 2023 Form 1099-DIV.

24

DELAWARE WILSHIRE PRIVATE MARKETS TENDER FUND

FINANCIAL STATEMENTS

MARCH 31, 2023

ANNUAL REPORT

The Fund files its complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. The Fund N-PORT is available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to fund securities, as well as information relating to how the Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30th, will be available (i) without charge, upon request, by calling 1-855-520-7711; and (ii) on the SEC’s website at http:// www.sec.gov.

Delaware Wilshire Private Markets Tender Fund

Statement of Assets and Liabilities
March 31, 2023

Assets:
Cash	$92,454
Due from Adviser	29,271
Total Assets	121,725
Liabilities:
Audit Fees Payable	15,000
Due to Administrator	2,384
Legal Fees Payable	2,119
Transfer Agent Fees Payable	1,988
Trustees Fees Payable	8
Other Accrued Expenses	226
Total Liabilities	21,725
Net Assets	$100,000
Net Assets Consist of:
Paid-in Capital	$100,000
Total Distributable Earnings	–
Net Assets	$100,000
Institutional Class Shares:
Net Assets	$100,000
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	8,613
Net Asset Value and Offering Price Per Share	$11.61

The accompanying notes are an integral part of the financial statements and attached financial statements of
Delaware Wilshire Private Markets Master Fund.
1

Delaware Wilshire Private Markets Tender Fund

Statement of Operations
Period Ended March 31, 2023(1)

Expenses:
Administration Fees	$2,384
Trustees' Fees	8
Audit Fees	15,000
Registration Fees	7,554
Legal Fees	2,119
Transfer Agent Fees	1,988
Master Fees	208
Printing Fees	4
Insurance and Other Expenses	6
Total Expenses	29,271
Less:
Waiver of Investment Advisory Fees	(29,271)
Net Expenses	–
Net Investment Income	–
Net Increase in Net Assets Resulting from Operations	$–

(1)	The Fund commenced operations on March 3, 2023.

The accompanying notes are an integral part of the financial statements and attached financial statements of
Delaware Wilshire Private Markets Master Fund.
2

Delaware Wilshire Private Markets Tender Fund

Statement of Changes in Net Assets

Period Ended
March 31, 2023(1)
Operations:
Net Investment Income	$—
Net Increase in Net Assets Resulting from Operations	—
Capital Shares Transactions:
Institutional Class:
Issued	100,000
Redeemed	—
Net Increase in Net Assets from Share Transactions	100,000
Total Increase in Net Assets	100,000
Net Assets:
Beginning of Period	—
End of Period	$100,000
Shares Transactions:
Institutional Class:
Issued	8,613
Redeemed	—
Net Increase in Shares Outstanding from Share Transactions	8,613

(1) The Fund commenced operations on March 3, 2023.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements and attached financial statements of
Delaware Wilshire Private Markets Master Fund.
3

Delaware Wilshire Private Markets Tender Fund

Financial Highlights

     Selected Per Share Data & Ratios
For a Share Outstanding Throughout
the Period

	Period
	Ended
	March 31, 2023(1)
Institutional Class:
Net Asset Value, Beginning of Period	$11.61
Income (Loss) from Operations:
Net Investment Income(2)	—
Total from Operations	—
Net Asset Value, End of Period	$11.61
Total Return†	–%
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$100
Ratio of Expenses to Average Net Assets	—	%*
Ratio of Expenses to Average Net Assets (Excluding Waivers)	368.41	%*
Ratio of Net Investment Income to Average Net Assets	—	%*

†    Return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*     Annualized

(1)  The Fund commenced operations on March 3, 2023.

(2)  Per share data calculated using average shares.

The accompanying notes are an integral part of the financial statements and attached financial statements of
Delaware Wilshire Private Markets Master Fund.
4

Delaware Wilshire Private Markets Tender Fund

Notes to Financial Statements
March 31, 2023

1. Organization

The Delaware Wilshire Private Markets Tender Fund (the “Tender Offer Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a non-diversified, closed-end management investment company. The Tender Offer Fund commenced operations on March 3, 2023.

The Tender Offer Fund and the Delaware Wilshire Private Markets Fund (the “Auction Fund”) together are the “Feeder Funds”.

The Feeder Funds invest substantially all of their assets in the Delaware Wilshire Private Markets Master Fund (the “Master Fund” and together with the Feeder Funds, the “Funds” and each, a “Fund”), a Delaware statutory trust also registered under the 1940 Act as a non-diversified, closed-end management investment company. Each Feeder Fund’s portfolio typically will consist solely of the Master Fund’s shares (together with the Feeder Fund Shares, “Shares”). Therefore, each Feeder Fund’s investment results will correspond directly to the investment results of the Master Fund. This form of investment structure is commonly known as a “master feeder” structure. The Master Fund has the same investment objective and identical investment policies as those of the Feeder Funds. The investment objective of each Fund is non-fundamental and, therefore, may be changed without the approval of the shareholders of any Fund (together “Shareholders”). Reference to each Feeder Fund's investments also refer to the Master Fund's investments and references to the risks of investing in the Master Fund also refer to the risks of investing in each Feeder Fund, except as otherwise provided. The financial statements of the Master Fund, including the Schedule of Investments, are attached to this report and should be read in conjunction with the Tender Offer Fund’s financial statements.

For the period ended March 31, 2023, the Tender Offer Fund has no investment in the Master Fund.

2. Significant Accounting Policies

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Tender Offer Fund. The Tender Offer Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities in these financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and differences could be material.

Net Asset Value Determination

The Net Asset Value (“NAV”) of the Tender Offer Fund is determined as of the close of business on the last business day of each calendar month, each date the Shares are offered or repurchased, as of the date of any distribution and at such other times as the Board determines (each, a “Determination Date”). In determining NAV, the Tender Offer Fund’s investments are valued as of the relevant Determination Date. The NAV of the Tender Fund will equal, unless otherwise noted, the value of the total assets of the Tender Offer Fund, less all of its liabilities, including accrued fees and expenses, each determined as of the relevant Determination Date.

Valuation of Investments

In December 2020, the SEC adopted Rule 2a-5 under the 1940 Act, establishing requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund's investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are "readily available" for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth recordkeeping requirements associated with fair-value determinations. The compliance date for Rule 2a-5 and Rule 31a-4 was September 8, 2022.

Effective September 8, 2022, and pursuant to the requirements of Rule 2a-5, each Fund's Board of Trustees (the “Board”) designated Delaware Management Company, a series of Macquarie Investment Management Business Trust (the “Adviser”), each Fund's investment adviser, as the Board's valuation designee to perform fair-value determinations for each Fund through a Fair Value Committee established by the Adviser and in accordance with the Adviser's Fair Value Procedures approved by the Board. Prior to September 8, 2022, fair-value determinations were performed in accordance each Funds' Valuation Procedures approved by the Board and were implemented through a Fair Value Pricing Committee designated by the Board.

There is not a public market or active secondary market for many of the securities in which the Master Fund intends to invest. Rather, many of the Master Fund’s investments may be traded on a privately negotiated over-the-counter secondary market for institutional investors. As a result, the Master Fund will value these securities at fair value as determined in good faith by the Fair Value Committee in accordance with the valuation procedures that have been approved by the Board.

Because each Feeder Fund invests all or substantially all of its assets in the Master Fund, the value of the assets of each Feeder Fund depends on the value of its pro rata interest in the Master Fund investments. Wilshire Associates Incorporated (the “Sub- Adviser”) oversees the valuation of each Fund’s investments on behalf of each Fund.

See attached financial statements of Delaware Wilshire Private Markets Master Fund.

5

Delaware Wilshire Private Markets Tender Fund

Notes to Financial Statements
March 31, 2023

The Sub-Adviser will invest the Master Fund's assets primarily in a diverse portfolio of investments, including interests in private markets funds acquired in primary offerings (“Primary Fund Investments”), interests in private markets funds acquired in secondary transactions (“Secondary Fund Investments”, and together with Primary Fund Investments, the “Private Markets Investment Funds”), and direct co-investments (“Direct Co-Investments,” and together with the Private Markets Investment Funds, “Portfolio Investments”).

The Valuation Procedures provide that the Master Fund will value its investments in private markets investment funds and direct private equity investments at fair value. The Master Fund calculates its NAV as of the close of business on the last business day of each calendar month, each date that Shares are sold or repurchased, as of the date of any distribution and at such other times as the Board shall determine. The fair value of such investments as of each Determination Date, ordinarily will be the capital account value of the Master Fund’s interest in such investments as provided by the relevant private markets investment fund manager as of or prior to the relevant Determination Date; provided that such values will be adjusted for any other relevant information available at the time the Master Fund values its portfolio, including capital activity and material events occurring between the reference dates of the private markets investment fund manager’s valuations and the relevant Determination Date.

A meaningful input in the Master Fund's Valuation Procedures will be the valuations provided by the private markets investment fund managers. Specifically, the value of the Master Fund's investment in private markets investment funds generally will be valued using the “practical expedient,” in accordance with Accounting Standards Codification (ASC) Topic 820, based on the valuation provided to the Sub-Adviser by the private markets investment fund in accordance with the private markets investment fund's own valuation policies. Generally, private markets investment fund managers value investments of their private markets investment funds at their market price if market quotations are readily available. In the absence of observable market prices, private markets investment fund managers value investments using valuation methodologies applied on a consistent basis. For some investments little market activity may exist. The determination of fair value by private markets investment fund managers is then based on the best information available in the circumstances and may incorporate management's own assumptions and involves a significant degree of judgment, taking into consideration a combination of internal and external factors, including the appropriate risk adjustments for nonperformance and liquidity risks. Investments for which market prices are not observable include private investments in the equity of operating companies, real estate properties or certain debt positions.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Tender Offer Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Master Fund has the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Investments in money market funds are valued at the money market fund’s net asset value.

For the period ended March 31, 2023, there were no changes to the Fund's fair value methodologies.

Security Transactions and Investment Income

Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on the specific identification method.

Dividend income is recognized on the ex-dividend date; interest income is recognized on an accrual basis and includes the amortization of premiums and the accretion of discount. Amortization and accretion is calculated using the effective interest method over the holding period of the investment. Realized gains and losses are calculated on the identified cost basis.

Expenses

Each Feeder Fund, and, therefore, Shareholders, bears all expenses incurred in the business of such Feeder Fund, and, through its investment in the Master Fund, a pro-rata portion of the operating expenses of the Master Fund, including any charges, allocations and fees to which the Master Fund is subject as an investor in the private markets investment funds. Each Feeder Fund bears certain ongoing offering costs associated with the Fund’s continuous offering of Shares.

See attached financial statements of Delaware Wilshire Private Markets Master Fund.

6

Delaware Wilshire Private Markets Tender Fund

Notes to Financial Statements
March 31, 2023

Income Taxes

Each Fund intends to qualify as a “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and net capital gains to its shareholders.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year.

Cash and Cash Equivalents

Idle cash may be swept into various time deposit accounts and is classified as cash on the Statement of Assets and Liabilities. The Tender Offer Fund maintains cash in deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

3. Agreements

Investment Advisory Agreement

The Adviser serves as investment adviser of each Fund.

The Management Fee is paid to the Adviser out of the Master Fund’s assets and, therefore, decreases the net profits or increases the net losses of each Feeder Fund. The Adviser does not charge a Management Fee to the Feeder Funds.

The Adviser has agreed to absorb all expenses incurred by the Tender Offer Fund. “Operating Expenses” are defined to include all expenses incurred in the business of the Tender Offer Fund, either directly or indirectly through its investment in the Master Fund, provided that the following expenses (“Excluded Expenses”- defined below) are excluded from the definition of Fund Operating Expenses.

The Fund’s proportional share of (i) any acquired fund fees and expenses incurred by the Master Fund, (ii) short sale dividend and interest expenses, and any other interest expenses, incurred by the Master Fund in connection with its investment activities, (iii) fees and expenses incurred in connection with a credit facility obtained by the Master Fund, (iv) taxes paid by the Master Fund, (v) certain insurance costs incurred by the Master Fund, (vi) transactional costs, including legal costs and brokerage fees and commissions, associated with the acquisition and disposition of the Master Fund’s Portfolio Investments and other investments, (vii) nonroutine expenses or costs incurred by the Master Fund, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings and tender offers and liquidations and (viii) other expenditures which are capitalized in accordance with generally accepted accounting principles.

The Sub-Adviser has entered into a sub-advisory agreement (the “Sub-Advisory Agreement”) with the Adviser and will be responsible for the day-to-day management of the Fund’s assets. The Sub-Adviser will provide ongoing research, recommendations, and portfolio management regarding the Fund’s investment portfolio.

In consideration of its sub-advisory services, the Adviser pays the Sub-Adviser a portion of the advisory fee paid to the Adviser by the Master Fund. After the initial two-year term, the Sub-Advisory Agreement may be renewed each year only so long as such renewal and continuance are specifically approved at least annually by the Board or by vote of a majority of the outstanding voting securities of a Fund, and only if the terms of, and the renewal thereof, have been approved by the vote of a majority of the Independent Trustees who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval.

The Sub-Advisory Agreement will terminate automatically in the event of its assignment or in the event of the termination of the Sub-Advisory Agreement, and is terminable without penalty on 60 days’ notice by the Adviser or by the Sub-Adviser.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (the “Administrator”) serves as the Tender Offer Fund’s administrator pursuant to an administration agreement under which the Administrator provides administrative and accounting services for an annual fee based on the Tender Offer Fund’s assets under management, subject to a minimum annual fee.

US Bank N.A. (the “Custodian”) serves as the Tender Offer Fund’s Custodian pursuant to a custody agreement. DST Asset Manager Solutions, Inc. (the “Transfer Agent”) serves as the Tender Offer Fund’s Transfer Agent pursuant to a transfer agency agreement.

SEI Investments Distribution Co. (the “Distributor”), serves as the Tender Offer Fund's distributor pursuant to distribution agreement (the “Distribution Agreement”), whereby the Distributor acts as the principal underwriter for the Tender Offer Fund’s shares.

See attached financial statements of Delaware Wilshire Private Markets Master Fund.

7

Delaware Wilshire Private Markets Tender Fund

Notes to Financial Statements
March 31, 2023

4. Purchase, Exchange and repurchase of Shares

Each Feeder Fund currently offers one class of shares (“Feeder Fund Shares”): Institutional Class Shares. The Institutional Class Shares of the Tender Offer Fund are referred to herein as the “Tender Offer Fund Shares,” the Institutional Class Shares of the Auction Fund are referred to herein as the “Auction Fund Shares” and together the Tender Offer Fund Shares and Auction Fund Shares are referred to herein as the Feeder Fund Shares. The Feeder Funds have applied to the U.S. Securities and Exchange Commission (the “SEC”) for exemptive relief from certain provisions of the 1940 Act and rules thereunder that would allow the Funds to offer additional classes of shares. Each Feeder Fund may offer additional classes of shares in the future if such exemptive relief is granted.

Tender Offer Fund Shares are sold only to current investors in the Auction Fund, and cannot be purchased by other investors. Tender Offer Fund Shares are sold or acquired through an exchange for Auction Fund Shares. If determined by the Board of Trustees of the Tender Offer Fund (together with the Board of Trustees of the Auction Fund and the Board of Trustees of the Master Fund, the “Board”) in its sole discretion, Auction Fund Shareholders may participate in a process to (a) exchange their Auction Fund Shares for Tender Offer Fund Shares (an “Exchange”) and (b) tender their Tender Offer Fund Shares to the Tender Offer Fund in connection with the repurchase offer, subject to the terms and conditions of the tender offer and if the tender offer is approved by the Board. If an Auction Fund shareholder’s exchange of all or a portion of Auction Fund Shares to the Tender Offer Fund is accepted by the Tender Offer Fund, the Auction Fund shareholder is not permitted to exchange the Shares it receives in the Tender Offer Fund for interests in the Auction Fund. Tender Offer Fund Shares do not have any exchange privileges and cannot be exchanged for Auction Fund Shares. Requests for an Exchange will be revocable upon written notice to the Fund until the Exchange offer notice date. The Adviser and Sub-Adviser may, but are not obligated to, recommend that the Board approve repurchases of Tender Offer Fund Shares more frequently than annually. Further, the Adviser and Sub-Adviser currently expect that, generally, they will recommend to the Board that each repurchase offer should apply to no more than 5% of the net assets of the Master Fund, although the Adviser and Sub-Adviser may recommend that a greater amount be repurchased at their discretion.

5. Indemnifications

In the normal course of business the Tender Offer Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Tender Offer Fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Tender Offer Fund. The Tender Offer Fund’s maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund’s. Based on experience, the Adviser is of the view that the risk of loss to the Tender Offer Fund in connection with the Tender Offer Fund’s indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Tender Offer Fund.

6. Federal Income Taxes

It is the Tender Offer Fund’s intention to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), that are applicable to a regulated investment company (“RIC”). The Tender Offer Fund intends to continue to operate so as to qualify to be taxed as a RIC under the Code and, as such, to not be subject to federal income tax on the portion of its taxable income and gains distributed to stockholders. To qualify for RIC tax treatment, among other requirements, the Tender Offer Fund is required to distribute at least 90% of its investment company taxable income, as defined by the Code. Accordingly, the Tender Offer Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. While the Tender Offer Fund intends to distribute substantially all of its taxable net investment income and capital gains, if any, in a manner necessary to minimize the imposition of a 4% excise tax, there can be no assurance that it will avoid any or all of the excise tax. In such event, the Tender Offer Fund will be liable only for the amount by which it does not meet the foregoing distribution requirements. The Tender Fund has adopted September 30 as its tax year end.

If the Tender Offer Fund were to fail to meet the requirements of Subchapter M to qualify as a RIC, and if the Tender Offer Fund were ineligible to or otherwise were not to cure such failure, the Tender Offer Fund would be subject to tax on its taxable income at corporate rates, whether or not distributed to Shareholders, and all distributions out of earnings and profits would be taxable to Shareholders as ordinary income. In addition, the Tender Offer Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a RIC that is accorded special tax treatment under Subchapter M.

In accounting for income taxes, the Tender Offer Fund follows the guidance in FASB ASC Codification 740, as amended by ASU 2009-06, “Accounting for Uncertainty in Income Taxes”(“ASC 740”). ASC 740 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the financial statements. Management has concluded, there were no uncertain tax positions as of March 31, 2023 for federal income tax purposes or in, the Tender Offer Fund’s major state and local tax jurisdiction of Delaware.

Because U.S. federal income tax regulations differ from U.S. GAAP, distributions in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect the applicable tax characterization. Temporary differences arise when certain items of income, expense, gain or loss are recognized at some time in the future. The Tax basis components of distributable earnings may differ from the amount reflected in the Statement of Assets, Liabilities and Shareholders’ Capital due to temporary book/tax differences primarily from partnership investments. These amounts will be finalized

 See attached financial statements of Delaware Wilshire Private Markets Master Fund.
8

Delaware Wilshire Private Markets Tender Fund

Notes to Financial Statements
March 31, 2023

before filing the Tender Offer Fund’s federal income tax return.

7. Risks

General Economic and Market Risk. Through its portfolio investments, the Master Fund will have investments in companies that are sensitive to movements in the overall economy or in those companies’ industrial or economic sectors. In addition, the trading prices or market values of these portfolio companies may be affected adversely by general securities market conditions or by factors specific to such portfolio companies.

Non-Diversification Risk. The private markets investment funds in which the Master Fund may invest may participate in a limited number of portfolio investments and, as a consequence, the aggregate return of the private markets investment funds may be substantially adversely affected by the unfavorable performance of even a single portfolio investment.

Legal, Tax and Regulatory Risks. Legal, tax and regulatory changes during the term of the Master Fund’s investments may adversely affect such investments. Certain private markets investment funds or their portfolio companies may be in industries subject to extensive regulation by national governments and political subdivisions thereof. Certain regulations may prevent private markets investment funds or the Master Fund from making certain investments that they otherwise would make. Other regulations may require the private markets investment funds or the Master Fund to incur substantial additional costs or lengthy delays in connection with the completion of an investment.

Timing of Investment Risk. The Master Fund’s portfolio investments may consist of primary fund investments and secondary fund investments. Returns on primary fund investments may take longer to realize than returns on secondary fund investments. The Master Fund also may be able to purchase secondary fund investments at a discount, whereas investments in primary fund investments generally are not available at a discount.

Accordingly, a Shareholder that invests in a Feeder Fund at a time when the Master Fund is invested in primary fund investments on which it has not yet begun to realize returns may experience lower returns than a Shareholder that invests in a Feeder Fund at a time when the Master Fund is more heavily invested or investing in secondary fund investments. Further, Shareholders that invest in a Feeder Fund at a time when the Master Fund is selling portfolio investments to meet liquidity requirements may experience lower returns than a Shareholder that invests in a Feeder Fund at a time when the Master Fund is more fully invested in portfolio investments.

A full listing of risks associated with investing in the Tender Offer Fund is included in the Tender Offer Fund’s prospectus and the statement of additional information.

Because the Tender Offer Fund may have substantially all of its capital invested in the Master fund, it is subject to the same risks as the Master Fund. Refer to Note 8 in the Master Fund's financial statements.

8. Concentration of Shareholders:

At March 31, 2023, 100% of Institutional Class Shares total shares outstanding were held by one record shareholder, owning 10% or greater of the aggregate total shares outstanding.

9. Subsequent Events

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of March 31, 2023.

See attached financial statements of Delaware Wilshire Private Markets Master Fund.

9

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Delaware Wilshire Private Markets Tender Fund and Shareholders of Delaware Wilshire Private Markets Tender Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Delaware Wilshire Private Markets Tender Fund (the "Fund") as of March 31, 2023, the related statements of operations and of changes in net assets, including the related notes, and the financial highlights for the period March 3, 2023 (commencement of operations) through March 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2023, the results of its operations, the changes in its net assets and the financial highlights for the period March 3, 2023 (commencement of operations) through March 31, 2023 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

May 30, 2023

We have served as the auditor of one or more investment companies in Macquarie Investment Management Business Trust since 2010.

10

Delaware Wilshire Private Markets Tender Fund

Trustees and Officers of the Funds
March 31, 2023 (Unaudited)

Set forth below are the names, years of birth, position with the Funds and length of time served, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee or officer of the Funds. There is no stated term of office for the Trustees and officers of the Funds. Nevertheless, an independent Trustee must retire from the Board as of the end of the calendar year in which such independent Trustee first attains the age of seventy-five years; provided, however, that, an independent Trustee may continue to serve for one or more additional one calendar year terms after attaining the age of seventy-five years (each calendar year a “Waiver Term”) if, and only if, prior to the beginning of such Waiver Term: (1) the Governance Committee (a) meets to review the performance of the independent Trustee; (b) finds that the continued service of such independent Trustee is in the best interests of the Funds; and (c) unanimously approves excepting the independent Trustee from the general retirement policy set out above; and (2) a majority of the Trustees approves excepting the independent Trustee from the general retirement policy set out above. Unless otherwise noted, the business address of each Trustee or officer is, as applicable, Delaware Wilshire Private Markets Fund or Delaware Wilshire Private Markets Tender Fund, One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Name and Year of Birth	Position with Funds and Length of Time Served	Principal Occupations in the Past Five Years	Other Directorships Held in the Past Five Years
INTERESTED TRUSTEES
William M. Doran (Born: 1940)	Chairman of the Board of Trustees (since 2020)[1]	Self-Employed Consultant since 2003. Partner at Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003. Counsel to the Funds, SEI Investments, SIMC, the Administrator and the Distributor. Secretary of SEI Investments since 1978.
Current Directorships: Trustee of The Advisors’ Inner Circle Fund III, Gallery Trust,  Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets  Tender Fund, SEI Daily Income Trust, SEI Institutional International Trust, SEI  Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation  Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI  Insurance Products Trust and SEI Catholic Values Trust. Director of SEI Investments,  SEI Investments (Europe), Limited, SEI Investments-Global Funds Services, Limited, SEI  Investments Global, Limited, SEI Investments (Asia), Limited, SEI Global Nominee Ltd.,  SEI Investments - Unit Trust Management (UK) Limited and SEI Investments Co. Director  of the Distributor.

Former Directorships: Trustee of Winton Series Trust to 2017. Trustee of The Advisors’  Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP  Funds and Winton Diversified Opportunities Fund (closed-end investment company) to  2018. Trustee of Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust  to 2022.

INDEPENDENT TRUSTEES
Jon C. Hunt (Born: 1951)	Trustee and Lead Independent Trustee (since 2020)	Retired since 2013. Consultant to Management, Convergent Capital Management, LLC (“CCM”) from 2012 to 2013. Managing Director and Chief Operating Officer, CCM from 1998 to 2012.
Current Directorships: Trustee of City National Rochdale Funds, The Advisors’ Inner  Circle Fund III, Gallery Trust, Delaware Wilshire Private Markets Master Fund and  Delaware Wilshire Private Markets Tender Fund. Director of Chiron Capital Allocation  Fund Ltd.

Former Directorships: Trustee of Winton Series Trust to 2017. Trustee of Winton  Diversified Opportunities Fund (closed-end investment company) to 2018. Trustee of  Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust to 2022.

Thomas P. Lemke (Born: 1954)	Trustee (since 2020)	Retired since 2013. Executive Vice President and General Counsel, Legg Mason, Inc. from 2005 to 2013.
Current Directorships: Trustee of The Advisors’ Inner Circle Fund III, Gallery Trust,  Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets  Tender Fund, JP Morgan Funds (171 Portfolios) and Symmetry Panoramic Trust (16  Portfolios). Director of Chiron Capital Allocation Fund Ltd.

Former Directorships: Trustee of Winton Series Trust and AXA Premier VIP Trust to  2017. Trustee of Winton Diversified Opportunities Fund (closed-end investment  company) to 2018. Trustee of Schroder Global Series Trust to 2021. Trustee of Schroder  Series Trust to 2022.

1	Mr. Doran may be deemed to be an “interested” person of the Funds as that term is defined in the 1940 Act by virtue of a material business or professional relationship with the principal executive officer of the Funds.

11

Delaware Wilshire Private Markets Tender Fund

Trustees and Officers of the Funds
March 31, 2023 (Unaudited)

Name and Year of Birth	Position with Funds and Length of Time Served	Principal Occupations in the Past Five Years	Other Directorships Held in the Past Five Years
INDEPENDENT TRUSTEES (continued)
Jay C. Nadel (Born: 1958)	Trustee (since 2020)	Self-Employed Consultant since 2004. Executive Vice President, Bank of New York Broker Dealer from 2002 to 2004. Partner/Managing Director, Weiss Peck & Greer/Robeco from 1986 to 2001.
Current Directorships: Chairman of the Board of Trustees of City National Rochdale  Funds. Trustee of The Advisors’ Inner Circle Fund III, Gallery Trust, Delaware Wilshire  Private Markets Master Fund and Delaware Wilshire Private Markets Tender Fund.  Director of Chiron Capital Allocation Fund Ltd.

Former Directorships: Trustee of Winton Series Trust to 2017. Director of Lapolla  Industries, Inc. to 2017. Trustee of Winton Diversified Opportunities Fund (closed-end  investment company) to 2018. Trustee of Schroder Global Series Trust to 2021. Trustee  of Schroder Series Trust to 2022.

Randall S. Yanker (Born: 1960)	Trustee (since 2020)	Co-Founder and Senior Partner, Alternative Asset Managers, L.P. since 2004.
Current Directorships: Trustee of The Advisors’ Inner Circle Fund III, Gallery Trust,  Delaware Wilshire Private Markets Master Fund and Delaware Wilshire Private Markets  Tender Fund. Independent Non-Executive Director of HFA Holdings Limited. Director of  Chiron Capital Allocation Fund Ltd.

Former Directorships: Trustee of Winton Series Trust to 2017. Trustee of Winton  Diversified Opportunities Fund (closed-end investment company) to 2018. Trustee of  Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust to 2022.

Nichelle Maynard- Elliott (Born: 1968)	Trustee (since 2021)	Independent Director since 2018. Executive Director, M&A at Praxair Inc. from 2011 to 2019.
Current Directorships: Trustee of The Advisors' Inner Circle Fund III, Gallery Trust,  Director of Chiron Capital Allocation Fund Ltd. Director of Element Solutions Inc., Director  of Xerox Holdings Corporation, and Director Nominee for Lucid Group, Inc.

Former Directorships: Trustee of Schroder Global Series Trust to 2021. Trustee of  Schroder Series Trust to 2022.

OFFICERS
Michael Beattie (Born: 1965)	President (since 2020)	Director of Client Service, SEI Investments, since 2004.	None.
James Bernstein (Born: 1962)	Vice President and Assistant Secretary (since 2020)
Attorney, SEI Investments, since  2017.

Prior Positions: Self-employed  consultant, 2017. Associate General  Counsel & Vice President,  Nationwide Funds Group and  Nationwide Mutual Insurance  Company, from 2002 to 2016.  Assistant General Counsel & Vice  President, Market Street Funds and  Provident Mutual Insurance  Company, from 1999 to 2002.
None.
John Bourgeois (Born: 1973)	Assistant Treasurer (since 2020)	Fund Accounting Manager, SEI Investments, since 2000.	None.

12

Delaware Wilshire Private Markets Tender Fund

Trustees and Officers of the Funds
March 31, 2023 (Unaudited)

Name and Year of Birth	Position with Funds and Length of Time Served	Principal Occupations in the Past Five Years	Other Directorships Held in the Past Five Years
OFFICERS (continued)
Stephen F. Panner (Born: 1970)	Chief Compliance Officer (since 2022)	Chief Compliance Officer of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Catholic Values Trust, SEI Exchange Traded Funds, SEI Structured Credit Fund LP, The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, The Advisors’ Inner Circle Fund III, Bishop Street Funds, Frost Family of Funds, Gallery Trust, Delaware Wilshire Private Markets Fund, Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Tender Fund and Catholic Responsible Investments Funds since September 2022. Fund Compliance Officer of SEI Investments Company from February 2011 to September 2022. Fund Accounting Director and CFO and Controller for the SEI Funds from July 2005 to February 2011.	None.
Eric C. Griffith (Born: 1969)	Vice President and Assistant Secretary (since 2020)	Counsel at SEI Investments since 2019. Vice President and Assistant General Counsel, JPMorgan Chase & Co., from 2012 to 2018.	None.
Matthew M. Maher (Born: 1975)	Vice President and Assistant Secretary (since 2020)	Counsel at SEI Investments since 2018. Attorney, Blank Rome LLP, from 2015 to 2018. Assistant Counsel & Vice President, Bank of New York Mellon, from 2013 to 2014. Attorney, Dilworth Paxson LLP, from 2006 to 2013.	None.
Andrew Metzger (Born: 1980)	Treasurer, Controller and Chief Financial Officer (since 2021)	Director of Fund Accounting, SEI Investments, since 2020. Senior Director, Embark, from 2019 to 2020. Senior Manager, PricewaterhouseCoopers LLP, from 2002 to 2019.	None.
Robert Morrow (Born: 1968)	Vice President (since 2020)	Account Manager, SEI Investments, since 2007.	None.
Alexander F. Smith (Born: 1977)	Vice President and Assistant Secretary ,(since 2020)	Counsel at SEI Investments since 2020. Associate Counsel & Manager, Vanguard 2012 to 2020. Attorney, Stradley Ronon Stevens & Young, LLP, 2008 to 2012.	None.
Bridget E. Sudall (Born: 1980)	Privacy Officer (since 2020) Anti-Money Laundering Officer (since 2020)	Senior Associate and AML Officer, Morgan Stanley Alternative Investment Partners, from 2011 to 2015. Investor Services Team Lead, Morgan Stanley Alternative Investment Partners, from 2007 to 2011.	None.

13

Delaware Wilshire Private Markets Tender Fund

Disclosure of Fund Expenses
March 31, 2023 (Unaudited)

As a shareholder of the Fund, your investment is affected by ongoing costs, which include (among others) costs for fund management, organization and offering costs, trustee expenses, administration fees, professional fees and acquired fund fees. It is important for you to understand the impact of these costs on your investment returns.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (October 1, 2022 to March 31, 2023) (unless otherwise noted below).

The table below illustrates your Fund’s costs in two ways:

Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return —the account values shown do not apply to your specific investment.

	Beginning	Ending
	Account	Account	Annualized	Expenses
	Value	Value	Expense	Paid During
	10/1/22	3/31/23	Ratios	Period
Delaware Wilshire Private Markets Tender Fund †
Actual Fund Return	$ 1,000.00	$ 1,000.00	—%	$–*
Hypothetical 5% Return	$ 1,000.00	$ 1,003.97	—%	$–**

† The Fund commenced operations on March 3, 2023.

* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 29/365 (to reflect the period from commencement to period end).

** Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).

14

DELAWARE WILSHIRE PRIVATE MARKETS MASTER FUND

FINANCIAL STATEMENTS

MARCH 31, 2023

ANNUAL REPORT

The Fund files its complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. The Fund N-PORT is available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to fund securities, as well as information relating to how the Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30th, will be available (i) without charge, upon request, by calling 1-855-520-7711; and (ii) on the SEC’s website at http:// www.sec.gov.

Delaware Wilshire Private Markets Master Fund

Shareholders’ Letter
March 31, 2023 (Unaudited)

Market review

The US stock market, represented by the FT Wilshire 5000 IndexSM, was up 7.29% for the first quarter but was down 8.62% for the past 12 months. Most sectors were up for the quarter. The strongest-performing sectors were information technology (+21.2%) and communication services (+19.8%). The two sectors producing losses were financials (-5.2%) and energy (-4.6%). From a size perspective, large-caps outperformed small-caps by 409 basis points. Growth stocks vastly outperformed value for the quarter but still trailed meaningfully for the 1-year period. International equity market performance was positive for the first quarter, with developed markets outperforming emerging markets.

The US Treasury yield curve was up in the short end (under 1 year) by approximately 50 basis points but fell across the remainder of the curve. The 10-year Treasury yield ended the quarter at 3.47%, down 41 basis points from December. Credit spreads were little changed during the quarter, with investment grade up 8 basis points and high yield bonds down 14 basis points. The Federal Open Market Committee (FOMC) met twice during the quarter, as scheduled, and increased the overnight rate by 0.25 percentage points in both January and March, targeting a range of 4.75% to 5.00%.

Within the Fund

For the first quarter of 2023, Delaware Wilshire Private Markets Master Fund (Institutional Class shares) returned 2.83%. From inception (November 18, 2020) through March 31, 2023, the Fund posted a 12.75% annualized return and 32.81% cumulative return. Performance was largely driven by later-stage investments that are mostly committed and out of the J-curve. Several investments also benefited from the COVID-19 market dislocation.

The Fund is invested in the following investments. Below is our reasoning for entering these investments and our thoughts on performance to date. The level of detail provided may vary between investments due to agreements we have in place with the general partner.

Basalt Infrastructure Partners II, a secondary investment that closed in November 2020, was purchased at a discount to June 30, 2020 net asset value (NAV) and comprises what we believe to be an attractive portfolio of mid-market, value-add infrastructure assets. The Basalt portfolio is through its J-curve and entering the cash-yielding stage, potentially offering diversified value drivers, with limited downside risk expected from any individual asset. The Fund has committed a total of $1.2 billion to nine investments and during the fourth quarter distributed $456 million to investors. The portfolio has generated total distributions of $770 million as of December 31, 2022 (64% of capital contributed).

HIG Bayside Loan Opportunity Fund VI, a primary investment that closed in December 2020, is a distressed-debt strategy that focuses on middle-market opportunities. The entire portfolio was created from April 2020 onward and has benefited from the COVID-19 dislocation. The first half of 2022 provided a fertile environment with a credit market dislocation, and the Fund leaned in deploying close to $500 million. To date, the portfolio has fully realized 13 positions.

Linden Structured Capital Fund, a primary investment that closed in December 2020, is a structured equity strategy on one of the premier healthcare-focused private equity platforms in the US. In 2022, the Fund had its first liquidity event, selling Advarra to Blackstone and Canada Pension Plan Investment Board (CPPIB), and the portfolio now consists of 12 companies. In 2022, the Fund made new three investments. The Fund continues to accrue value given the contractual nature of the underlying structured investments and the appreciation of certain junior equity holdings.

Company name	Strategy	Relevant information
Avalign	Value-add contract manufacturing	●	Announced the acquisition and addition of Slice
Technologies	organization and distributor serving the		Manufacturing Studios (SMS) in February 2021.
	orthopedic medical device and specialty	●	SMS expands the already considerable
	surgical markets		capabilities in both implant and instrument
manufacturing within Avalign, positioning the
company with comprehensive, best-in-class
services and performance.
Collagen Matrix	Developer and manufacturer of collagen-	●	In October 2022, acquired Polyganics, a medical
(aka Regenity	based medical products		technology company that develops and
Biosciences)			manufactures bioresorbable medical devices. The
acquisition expands the company’s portfolio of
solutions and unlocks new markets.
		●	Rebranded to Regenity Biosciences.
IVX Health	Operator of ambulatory infusion centers	●	Continues to open new infusion centers.
		●	Achieved national accreditation through the
Accreditation Commission for Health Care (ACHC)
for the services of Ambulatory Infusion Centers.

Delaware Wilshire Private Markets Master Fund

Shareholders’ Letter
March 31, 2023 (Unaudited)

Pinnacle	Substance abuse treatment services	●	With more than 135 community-based locations,
Treatment			serves more than 35,000 patients across nine
Centers			states.
ProPharma	Provider of medical information,	●	Announced in early 2023 an acquisition of UK-
Group	regulatory affairs, and compliance		based life-science advisory firm Digital Lab
	consulting services		Consulting, which adds capabilities in drug R&D
services and consulting and expands operations to
Europe.
ILC Dover	Provider of engineered solutions to the	●	Announced plans to significantly expand
	pharmaceutical and other industries		production capabilities in the Juarez, Mexico,
facility. This expansion is in response to the strong
growth in the life sciences business and entry into
the sterile liquid handling and chemicals content
market.
GCX Corporation	Provider of medical instrument and	●	Audax Private Equity and GCX Mounting Solutions
	information technology (IT) mounting		announced on September 20, 2021, the formation
	solutions for the healthcare industry		of a strategic partnership under which Audax
acquired a majority stake in GCX.
		●	In December 2022, GCX announced the
acquisition of Jaco, which strengthens GCX’s
broad portfolio of products and adds new
commercial and manufacturing competencies.
Penn Foster	Platform of education and training	●	In June 2022, Misty Frost was appointed CEO.
	services for middle-skill occupations		Misty Frost recently served as CEO of Carrus, a
leading online healthcare training and professional
development provider, which combined with Penn
Foster in October 2021.
		●	In April 2023, the company rebranded as Penn
Foster Group, which brings Penn Foster,
CareerStep, Ashworth College, James Madison
High School, EHR Go, ALCS.com, the New York
Institute of Photography, the New York Institute of
Art and Design, and other education and training
platforms together to empower the future
workforce.
FinThrive	Provider of end-to-end healthcare	●	Backed by Clearlake Capital.
Software	revenue cycle management SaaS	●	In September 2022, named as one of the top 30 -
Holdings, Inc.	solutions		2022 Best Workplaces in HealthCare by Great
Place to Work and Fortune Magazine.
		●	More than 3,200 healthcare providers as
customers.
Public	Provider of infrastructure and support	●	The company has recruited and onboarded four
Partnerships	solutions for Medicaid-eligible individuals		senior-level business development leaders and an
	who self-direct their home care and		implementation leader to catalyze strategic
	employ their own caregivers		initiatives.
Aspirion Health	Tech-enabled revenue cycle	●	Management continues to focus on building out
Resources	management (RCM) company that		Aspirion’s technology infrastructure.
	specializes in complex claims and	●	In April 2023, named Amy Amick as the new CEO.
revenue integrity
Lab Logistics	Healthcare supply chain management	●	Backed by Atlantic Street Capital.
(aka BioTouch)	company offering last-mile courier and	●	Management continues to focus on the integration
	logistics services, custom kitting		of the recent acquisitions, including the Allied
	procurement, and assembly solutions		Group, and capitalizing on cross-sell opportunities
across its different business lines.
		●	Now a BioTouch company; by partnering with
BioTouch, they are able to manage clients’
healthcare logistics services in one place.

Delaware Wilshire Private Markets Master Fund

Shareholders’ Letter
March 31, 2023 (Unaudited)

Buhuo Fund I, which closed in March 2021, is a primary commitment with a Chinese venture capital firm that focuses on investments within the supply-chain industry. Buhuo Fund I is fully committed to eight high-quality companies. Overall, Buhuo’s portfolio remains intact despite the challenges from COVID-19-related lockdowns in selected cities in China, public market volatility, and geopolitical tensions.

Company name	Strategy	Relevant information
Guoquan Shihui	Chinese hot pot and barbecue food	●	Founded in early 2017, the company runs 9,178
	materials stores		stores across China as of December 2022.
Zhongneng	Engineering machinery leasing platform	●	Has completed its Series C2 and C3 rounds of
United			financing raising a total of more than CNY3 billion
($461 million).
		●	Strategic cooperation with well-known equipment
manufacturers at home and abroad (JLG in the
US, Haulotte in France, Xingbang Heavy Industry,
XCMG), with a fleet of more than 30,000 units and
a total equipment volume that ranks in the
forefront of China.
GigaCloud	B2B marketplace provider	●	Partnered with and received official endorsement
Technology			from China’s largest retail center, Red Star
Macalline. Also partnered with Amazon, Walmart,
Wayfair, and eBay.
		●	Successfully listed on the Nasdaq in August 2022.
Carzone	B2B auto parts supplier	●	Raised nearly $200 million of Series D venture
funding in September 2021. This round of
financing will be used for national market
expansion and aftermarket service improvement.
Zhujiao / Pork	Fast food restaurant chain	●	Raised CNY150 million of Series A venture
Rice			funding in August 2021. Runs 388 stores as of
December 2022.
Wanqian	Supplier of fasteners for manufacturers	●	The biggest self-operated fastener company in
China, currently serving more than 100,000
customers with over 100 million SKUs.
Haitunjia	Membership-based ecommerce company	●	Actively engaging with financial advisors to look for
potential acquirers of the business.
Zhongmo	Provider and operator of smart protective	●	Has businesses across 19 provinces and 50+
	equipment		cities in China, having serviced more than 1,000
commercial buildings, and has an asset base of
more than CNY1 billion.

Graphite VII/VIII, a secondary investment that closed in July 2021, was purchased at a significant discount to December 31, 2020 NAV and has a mature and diversified private equity portfolio of 13 UK-based portfolio companies. The projected base- case return is compelling given the attractive entry price and potential for near-term liquidity. The six identified value drivers in the portfolio either have been relatively resilient during COVID-19 or have strong potential, in our view, to recover quickly from the downturn given their positioning in attractive market segments. The four successful exits since our investment have significantly derisked the transaction and further enhanced the expected risk-return. The investment should benefit from the further upside of the remaining nine portfolio investments, all of which have either increased in value or remained stable as of December 2022.

Ministry Brands – Reverence Capital Partners Co-investment closed in December 2021. Reverence Capital Partners, a private investment firm focused on thematic investing in middle-market financial services businesses, has acquired a majority stake in Ministry Brands. Ministry Brands is a leading provider of cloud-based software, payments solutions, services, and information platforms for faith-based organizations. Evolving from a point solution provider in 2012, Ministry Brands today is an end-to-end ecosystem of leading integrated solutions serving more than 95,000 organizations in the US and Canada. The company offers a wide range of software solutions including church management, online giving, financial accounting, digital engagement, and background screenings. The investment remains early and is held at cost.

Outlook

The latest world economic outlook by the International Monetary Fund states that global growth will bottom out at 2.8% in 2023 and rise modestly to 3% in 2024, with expectations that global inflation will fall, albeit at a slower rate than anticipated, for the next two years. However, there remains quite a bit of uncertainty, risk, and fragility across the economies around the globe. This was highlighted by the recent banking crisis relating to the failures of both Silicon Valley Bank and Signature Bank. While that initial banking crisis was averted, fear about the health of the banking industry remains, especially with regard to regional banks. With respect to the US, many economists still predict a recession in 2023. On a positive note, we highlight that China’s economy rebounded faster than expected following its COVID-related reopening and grew at a rate of 4.5% year on year during the first quarter of 2023.

Delaware Wilshire Private Markets Master Fund

Shareholders’ Letter
March 31, 2023 (Unaudited)

Generally, the private equity markets continue to reset from their peak valuations and activities over the past few years. While existing private equity assets are being marked down, these dynamics are starting to create attractive entry valuation points for new capital being deployed. This is certainly the case within European buyout and US venture capital deals, which have both seen average entry valuations and purchase price multiples decline significantly in recent quarters. Other parts of the market – such as US buyouts – remain elevated from a valuation standpoint and will need more time to adjust. Overall, we are excited about these favorable investment dynamics, but nonetheless, we continue to stay focused on the “recessionary case” when considering all investment opportunities in the near term.

Definition of Comparative Index

The FT Wilshire 5000 IndexSM is a broad-based market capitalization-weighted index that seeks to capture 100% of the United States investible market.

Delaware Wilshire Private Markets Master Fund

Shareholders’ Letter
March 31, 2023 (Unaudited)

Comparison of Change in the Value of a $25,000 Investment in the Delaware Wilshire Private Markets Master Fund versus the FT Wilshire 5000 IndexSM.

	One Year Return	Annualized Return since Inception*
Delaware Wilshire Private Markets Master Fund	3.44%	12.75%
FT Wilshire 5000 IndexSM	-8.62%	6.96%

*For financial reporting purposes, the Delaware Wilshire Private Markets Master Fund commenced operations on October 28, 2020. For performance calculation purposes, the Delaware Wilshire Private Markets Master Fund’s inception date is November 18, 2020.

The performance data quoted herein represents past performance and the return and value of an investment in the Delaware Wilshire Private Markets Master Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Delaware Wilshire Private Markets Master Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Delaware Wilshire Private Markets Master Fund will meet its stated objectives. The Delaware Wilshire Private Markets Master Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Delaware Wilshire Private Markets Master Fund distributions or the redemption of Delaware Wilshire Private Markets Master Fund shares.

See definition of comparative index on page 4.

Delaware Wilshire Private Markets Master Fund

Schedule of Investments
March 31, 2023

Primary Private Fund Investments — 64.5%
					Unfunded
	Initial	Geographic			Portion of
Description	Acquisition Date	Region	Industry	Commitment	Commitment	Shares	Fair Value
			Venture
Buhuovc L.P.	3/8/2021	Asia-Pacific	Capital	$6,500,000	$158,701	(A)	$8,436,134
H.I.G. Bayside Loan			Distressed
Opportunity Feeder VI	12/8/2020	North America	Debt	4,000,000	1,588,365	(A)	2,394,713
Linden Structured Capital
Fund L.P.	12/18/2020	North America	Buyout	6,500,000	796,625	(A)	7,301,989
RCP MB Investments B,
L.P.	12/26/2021	North America	Buyout	3,000,000	—	(A)	1,008,248
Total Primary Private Fund Investments (Cost — $15,975,488)							19,141,084
Secondary Private Fund Investments — 25.3%
					Unfunded
	Initial	Geographic			Portion of
Description	Acquisition Date	Region	Industry	Commitment	Commitment	Shares	Fair Value
Basalt Infrastructure		UK, Europe
Partners II, L.P.	11/17/2020	and US	Infrastructure	6,000,000	1,863,982	(A)	4,190,814
Graphite Capital Partners
VII A	7/19/2021	Europe	Buyout	1,044,282	11,036	(A)	143,952
Graphite Capital Partners
VII C	7/19/2021	Europe	Buyout	189,872	9,419	(A)	32,549
Graphite Capital Partners
VIII B L.P.	7/19/2021	Europe	Buyout	487,374	50,448	(A)	397,752
Graphite Capital Partners
VIII D L.P.	7/19/2021	Europe	Buyout	2,781,939	288,700	(A)	2,348,378
Graphite Capital Partners
VIII Top Up Fund B L.P.	7/19/2021	Europe	Buyout	1,475,077	95,497	(A)	368,657
Total Secondary Private Fund Investments (Cost — $6,706,248)							7,482,102
Short Term Investment — 11.1%
	Geographic
Description	Region	Shares	Fair Value
First American Government Obligations Fund, Class X
4.650%**	North America	3,305,763	3,305,763
Total Short Term Investment (Cost — $3,305,763)			3,305,763
Total Investments — 100.9% (Cost — $25,987,499)			$29,928,949
Other Assets and
Liabilities, Net — (0.9)%			(257,818)
Net Assets — 100.0%			$29,671,131

**	The rate reported is the 7-day effective yield as of March 31, 2023.
(A)	Investment does not issue shares.

LP. — Limited Partnership

The accompanying notes are an integral part of the financial statements.

Delaware Wilshire Private Markets Master Fund

Schedule of Investments March 31, 2023

The following is a summary of the inputs used as of March 31, 2023 when valuing the Fund's investments:

				Investments Valued at
Investments in Securities	Level 1	Level 2	Level 3	NAV	Total
Primary Private Fund Investments	$—	$—	$—	$19,141,084	$19,141,084
Secondary Private Fund Investments	—	—	—	7,482,102	7,482,102
Short Term Investment	3,305,763	—	—	—	3,305,763
Total Investments in Securities	$3,305,763	$—	$—	$26,623,186	$29,928,949

For information on valuation inputs, see Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Delaware Wilshire Private Markets Master Fund

Statement of Assets and Liabilities
March 31, 2023

Assets:
Investments, at Value (Cost $25,987,499)	$29,928,949
Dividend Receivable	12,134
Prepaid Expenses	1,629
Total Assets	29,942,712
Liabilities:
Legal Fees Payable	95,257
Audit Fees Payable	85,500
Due to Adviser	31,220
Due to Administrator	9,937
Trustees Fees Payable	7,998
Chief Compliance Officer Fees Payable	1,816
Printing Fees Payable	13,901
Other Accrued Expenses	25,952
Total Liabilities	271,581
Net Assets	$29,671,131
Commitments and contingencies (see Schedule of Investments)
Net Assets Consist of:
Paid-in Capital	$25,949,115
Total Distributable Earnings	3,722,016
Net Assets	$29,671,131
Institutional Class Shares:
Net Assets	$29,671,131
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	2,637,391
Net Asset Value and Offering Price Per Share	$11.25

The accompanying notes are an integral part of the financial statements.

Delaware Wilshire Private Markets Master Fund

Statement of Operations
Year Ended March 31, 2023

Investment Income:
Dividend Income	$1,919,685
Total Investment Income	1,919,685
Expenses:
Investment Advisory Fees	353,842
Administration Fees	117,000
Trustees' Fees	28,644
Chief Compliance Officer Fees	9,556
Legal Fees	136,598
Audit Fees	90,969
Transfer Agent Fees	71,638
Custodian Fees	25,293
Registration Fees	14,314
Printing Fees	10,285
Pricing Fees	3,908
Interest Expense	4,041
Insurance and Other Expenses	77,104
Total Expenses	943,192
Net Investment Income	976,493
Net Realized Gain on Investments	932,036
Net Realized Loss on Foreign Currency Transactions	(14,817)
Net Change in Unrealized Depreciation on Investments	(906,933)
Net Realized and Unrealized Gain	10,286
Net Increase in Net Assets Resulting from Operations	$986,779

The accompanying notes are an integral part of the financial statements.

Delaware Wilshire Private Markets Master Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	March 31, 2023	March 31, 2022
Operations:
Net Investment Income (Loss)	$976,493	$(615,082)
Net Realized Gain	917,219	1,551,936
Net Change in Unrealized Appreciation (Depreciation)	(906,933)	2,135,380
Net Increase in Net Assets Resulting from Operations	986,779	3,072,234
Distributions:	(2,550,659)	(1,800,332)
Capital Shares Transactions:
Institutional Class:
Issued	475,000	4,780,951
Reinvestment of Distributions	2,550,659	1,800,332
Redeemed	—	(150,000)
Net Increase in Net Assets from Share Transactions	3,025,659	6,431,283
Total Increase in Net Assets	1,461,779	7,703,185
Net Assets:
Beginning of Year	28,209,352	20,506,167
End of Year	$29,671,131	$28,209,352
Shares Transactions:
Institutional Class:
Issued	40,259	420,592
Reinvestment of Distributions	233,150	152,700
Redeemed	—	(12,723)
Net Increase in Shares Outstanding from Share Transactions	273,409	560,569

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

Delaware Wilshire Private Markets Master Fund

Statement of Cash Flows
Year Ended March 31, 2023

Cash Flows Provided by Operating Activities:
Net increase in net assets derived from investment operations	$986,779
Adjustments to reconcile net investment gain to net cash provided by operating activities:
Purchases of investment securities from unaffiliated issuers	(13,875,701)
Proceeds from disposition of investment securities from unaffiliated issuers	11,457,213
Net realized gain on investments from unaffiliated issuers	(932,036)
Net change in unrealized appreciation/(depreciation) on investments	906,933
Decrease in receivable for investments sold	2,445,146
Increase in receivable for dividends	(12,121)
Decrease in receivable for prepaid expenses	44,014
Increase in payables for investment advisory fees	911
Increase in payables for trustee fees	1,767
Decrease in payables for chief compliance officer fees	(1,485)
Increase in payables for printing fees	13,901
Increase in payables for legal fees	95,257
Increase in payables for audit fees	85,500
Decrease in accrued interest on Line of Credit	(4,118)
Decrease in accrued expenses and other liabilities	(128,423)
Net cash flow provided by operating activities	1,083,537
Cash Flows Received From Financing Activities:
Proceeds from issuance of units	475,000
Proceeds from line of credit	(1,558,537)
Net cash flow received from financing activities	(1,083,537)
Net increase in cash	—
Cash and Foreign Currency:
Beginning of year	—
End of year	$—
Supplemental Disclosure of Cash Flow Information:
Reinvestment of distributions	$2,550,659
Interest expense paid during the year	$77

The accompanying notes are an integral part of the financial statements.

Delaware Wilshire Private Markets Master Fund

 Financial Highlights

     Selected Per Share Data & Ratios
For a Share Outstanding Throughout
the Year/Period

	Year	Year	Period
	Ended	Ended	Ended
	March 31, 2023	March 31, 2022	March 31, 2021(1)
Institutional Class:
Net Asset Value, Beginning of Year/Period	$11.93	$11.37	$10.00
Income (Loss) from Operations:
Net Investment Gain (Loss)(2)	0.40	(0.29)	(0.23)
Net Realized and Unrealized Gain (Loss)	(0.02)	1.66	1.60
Total from Operations	0.38	1.37	1.37
Dividends and Distributions from:
Net Investment Income	(0.67)	(0.09)	—
Net Realized Gain	(0.39)	(0.72)	—
Total Dividends and Distributions	(1.06)	(0.81)	—
Net Asset Value, End of Year/Period	$11.25	$11.93	$11.37
Total Return†	3.44%	12.18%	13.70%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$29,671	$28,209	$20,506
Ratio of Expenses to Average Net Assets‡	3.33%	4.37%	5.45	%*
Ratio of Expenses to Average Net Assets (Excluding Waivers)‡	3.33%	4.37%	5.45	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	3.45%	(2.45)%	(5.23	)%*
Portfolio Turnover Rate	12.00%	13.00%	–	%**

*	Annualized.
**	Not Annualized.
†	Return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
‡	The expense ratios do not include expenses of the underlying investment companies.
(1)	The Fund commenced operations on October 28, 2020.
(2)	Per share data calculated using average shares.

The accompanying notes are an integral part of the financial statements.

Delaware Wilshire Private Markets Master Fund

Notes to Financial Statements
March 31, 2023

1. Organization

Delaware Wilshire Private Markets Master Fund is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a non-diversified, closed-end management investment company. The Master Fund commenced operations on October 28, 2020.

Delaware Wilshire Private Markets Fund (the “Auction Fund”) and the Delaware Wilshire Private Markets Tender Fund (the “Tender Offer Fund”) together are “Feeder Funds”. Tender Offer Fund shares are available only to shareholders of the Auction Fund. Shareholders of the Auction Fund may purchase shares of the Tender Offer Fund by exchanging their Auction Fund shares for Tender Offer Fund shares at such times as determined by the Board, in its sole discretion.

The Feeder Funds invest substantially all of their assets in the Delaware Wilshire Private Markets Master Fund (the “Master Fund” and together with the Feeder Funds, the “Funds” and each, a “Fund”), a Delaware statutory trust also registered under the 1940 Act as a non-diversified, closed-end management investment company. Each Feeder Fund’s portfolio typically will consist solely of the Master Fund’s shares (together with the Feeder Fund Shares, “Shares”). Therefore, each Feeder Fund’s investment results will correspond directly to the investment results of the Master Fund. This form of investment structure is commonly known as a “master feeder” structure. The Master Fund has the same investment objective and identical investment policies as those of the Feeder Funds. The investment objective of each Fund is to provide efficient access to the private markets with the goals of offering long-term capital appreciation and current income.

2. Significant Accounting Policies

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Master Fund. The Master Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities in these financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Net Asset Value Determination

The Net Asset Value (“NAV”) of the Master Fund is determined as of the close of business on the last business day of each calendar month, each date the Shares are offered or repurchased, as of the date of any distribution and at such other times as the Board determines (each, a “Determination Date”). In determining NAV, the Master Fund’s investments are valued as of the relevant Determination Date. The NAV of the Master Fund will equal, unless otherwise noted, the value of the total assets of the Master Fund, less all of its liabilities, including accrued fees and expenses, each determined as of the relevant Determination Date.

Valuation of Investments

In December 2020, the SEC adopted Rule 2a-5 under the 1940 Act, establishing requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund's investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are "readily available" for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth recordkeeping requirements associated with fair-value determinations. The compliance date for Rule 2a-5 and Rule 31a-4 was September 8, 2022.

Effective September 8, 2022, and pursuant to the requirements of Rule 2a-5, each Fund's Board of Trustees (the “Board”) designated Delaware Management Company, a series of Macquarie Investment Management Business Trust (the “Adviser”), each Fund's investment adviser, as the Board's valuation designee to perform fair-value determinations for each Fund through a Fair Value Committee established by the Adviser and in accordance with the Adviser's Fair Value Procedures approved by the Board. Prior to September 8, 2022, fair-value determinations were performed in accordance each Funds' Valuation Procedures approved by the Board and were implemented through a Fair Value Pricing Committee designated by the Board.

Wilshire Associates Incorporated (the “Sub-Adviser”) oversees the valuation of each Fund’s investments on behalf of each Fund. The Sub-Adviser will invest the Master Fund's assets primarily in a diverse portfolio of investments, including interests in private markets funds acquired in primary offerings (“Primary Fund Investments”), interests in private markets funds acquired in secondary transactions (“Secondary Fund Investments”, and together with Primary Fund Investments, the “Private Markets

Delaware Wilshire Private Markets Master Fund

Notes to Financial Statements
March 31, 2023

Investment Funds”), and direct co-investments (“Direct Co-Investments,” and together with the Private Markets Investment Funds, “Portfolio Investments”).

The Valuation Procedures provide that the Master Fund will value its investments in private markets investment funds and direct private equity investments at fair value. The Master Fund calculates its NAV as of the close of business on the last business day of each calendar month, each date that Shares are sold or repurchased, as of the date of any distribution and at such other times as the Board shall determine. The fair value of such investments as of each Determination Date, ordinarily will be the capital account value of the Master Fund’s interest in such investments as provided by the relevant private markets investment fund manager as of or prior to the relevant Determination Date; provided that such values will be adjusted for any other relevant information available at the time the Master Fund values its portfolio, including capital activity and material events occurring between the reference dates of the private markets investment fund manager’s valuations and the relevant Determination Date.

A meaningful input in the Master Fund's Valuation Procedures will be the valuations provided by the private markets investment fund managers. Specifically, the value of the Master Fund's investment in private markets investment funds generally will be valued using the “practical expedient,” in accordance with Accounting Standards Codification (ASC) Topic 820, based on the valuation provided to the Sub-Adviser by the private markets investment fund in accordance with the private markets investment fund's own valuation policies. Generally, private markets investment fund managers value investments of their private markets investment funds at their market price if market quotations are readily available. In the absence of observable market prices, private markets investment fund managers value investments using valuation methodologies applied on a consistent basis. For some investments little market activity may exist. The determination of fair value by private markets investment fund managers is then based on the best information available in the circumstances and may incorporate management's own assumptions and involves a significant degree of judgment, taking into consideration a combination of internal and external factors, including the appropriate risk adjustments for nonperformance and liquidity risks. Investments for which market prices are not observable include private investments in the equity of operating companies, real estate properties or certain debt positions.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Master Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Master Fund has the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.);and

Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

As of March 31, 2023, the Master Fund’s investments were valued using net asset value (“NAV”) per share (or its equivalent) as a practical expedient for fair value and have been excluded from the fair value hierarchy in accordance with Accounting Standards Update 2015-07, Fair Value Measurement (Topic 820): Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or its Equivalent) (“ASU 2015-07”). The fair value amount presented in the table in the Schedule of Investments is intended to permit reconciliation of the amounts presented in the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Investments in money market funds are valued at the money market fund’s net asset value.

For the year ended March 31, 2023, there were no changes to the Master Fund's fair value methodologies.

Delaware Wilshire Private Markets Master Fund

Notes to Financial Statements
March 31, 2023

Liquidity and redemption terms vary from Investment Fund to Investment Fund and are at the discretion of the underlying Investment Fund’s General Partner. For further information about the strategy of each Investment Fund, refer to the Shareholders’ Letter attached to these Financial Statements.

Security Transactions and Investment Income

Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on the specific identification method.

Dividend income is recognized on the ex-dividend date; interest income is recognized on an accrual basis and includes the amortization of premiums and the accretion of discount. Amortization and accretion is calculated using the effective interest method over the holding period of the investment. Realized gains and losses are calculated on the identified cost basis.

Expenses

The Master Fund, and, therefore, shareholders (together “Shareholders”), bears all expenses incurred in the business on a pro-rata portion of the operating expenses, including any charges, allocations and fees to which the Master Fund is subject as an investor in the private markets investment funds.

Income Taxes

The Master Fund intends to qualify as a “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and net capital gains to its shareholders.

The Master Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year.

Cash and Cash Equivalents

Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash on the Statement of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

3. Agreements

Investment Advisory Agreement

The Adviser serves as investment adviser of each Fund.

In consideration of the services provided by the Adviser to the Funds, the Master Fund pays the Adviser a fee (the “Management Fee”), computed and payable monthly, at the annual rate of 1.25% of the Master Fund’s net asset value. For purposes of determining the fee payable to the Adviser for any month, “net asset value” means the total value of all assets of the Master Fund as of the end of such month, less an amount equal to all accrued debts, liabilities and obligations of the Master Fund as of such date, and calculated before giving effect to any repurchase of shares on such date.

The Private Markets Investment Funds in which the Master Fund intends to invest generally charge a management fee of 1.00% to 2.00%, and approximately 15% to 20% of net profits as a carried interest allocation, subject to a preferred return and a clawback. A carried interest allocation is a share of a Private Markets Investment Fund's returns paid to its manager. A preferred return is a minimum rate of return that a Private Markets Investment Fund manager must achieve before it is entitled to a carried interest allocation. A clawback is a mechanism by which a carried interest allocation previously paid to a Private Markets Investment Fund manager may be returned to the Private Markets Investment Fund.

The Sub-Adviser has entered into a sub-advisory agreement (the “Sub-Advisory Agreement”) with the Adviser and will be responsible for the day-to-day management of each Fund’s assets. The Sub-Adviser will provide ongoing research, recommendations, and portfolio management regarding each Fund’s investment portfolio.

In consideration of its sub-advisory services, the Adviser pays the Sub-Adviser a portion of the advisory fee paid to the Adviser by the Master Fund. After the initial two-year term, the Sub-Advisory Agreement may be renewed each year only so long as such renewal and continuance are specifically approved at least annually by the Board or by vote of a majority of the outstanding

     Delaware Wilshire Private Markets Master Fund

Notes to Financial Statements
March 31, 2023

voting securities of a Fund, and only if the terms of, and the renewal thereof, have been approved by the vote of a majority of the Independent Trustees who are not parties thereto or interested persons of any such party, cast at a meeting called for the purpose of voting on such approval.

The Sub-Advisory Agreement will terminate automatically in the event of its assignment or in the event of the termination of the Sub-Advisory Agreement, and is terminable without penalty on 60 days’ notice by the Adviser or by the Sub-Adviser.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (the “Administrator”) serves as the Master Fund’s administrator pursuant to an administration agreement under which the Administrator provides administrative and accounting services for an annual fee based on the Master Fund’s assets under management, subject to a minimum annual fee.

US Bank N.A. (the “Custodian”) serves as the Master Fund’s Custodian pursuant to a custody agreement.

DST Asset Manager Solutions, Inc (the “Transfer Agent”) serves as the Master Fund’s Transfer Agent pursuant to a transfer agency agreement.

4. Purchase, Exchange and Repurchase of Shares

The Feeder Funds and the Master Fund are part of a "master-feeder" structure. While it currently has no intention to do so, the Master Fund may accept investments from other investors, including other investment vehicles that are managed or sponsored by the Sub-Adviser, or an affiliate thereof, which may or may not be registered under the 1940 Act and which may be established in jurisdictions outside of the U.S. Because each feeder fund may be subject to different investment minimums, feeder-specific expenses and other terms, one feeder fund may offer access to the Master Fund on more attractive terms, or could experience better performance, than the Feeder Funds. In addition, because each Feeder Fund incurs expenses that may not be incurred by other investors investing directly or indirectly in the Master Fund, such investors may experience better performance than investors in a Feeder Fund. If other investors in the Master Fund, including other investment vehicles that are managed or sponsored by the Sub-Adviser or an affiliate thereof, request to have their Master Fund Shares repurchased, this may reduce the amount of a Feeder Fund's Master Fund Shares that may be repurchased by the Master Fund and, therefore, the amount of Feeder Fund Shares that may be repurchased by a Feeder Fund.

5. Indemnifications

In the normal course of business the Master Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Master Fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Master Fund. The Master Fund’s maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund’s. Based on experience, the Adviser is of the view that the risk of loss to the Master Fund in connection with the Master Fund’s indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Master Fund.

6. Purchases and Sales

For the year ended March 31, 2023, the Master Fund made purchases of $3,225,131 and sales of $5,266,116 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long term U.S. Government securities.

7. Federal Income Taxes

It is the Master Fund’s intention to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), that are applicable to a regulated investment company (“RIC”). The Master Fund intends to continue to operate so as to qualify to be taxed as a RIC under the Code and, as such, to not be subject to federal income tax on the portion of its taxable income and gains distributed to stockholders. To qualify for RIC tax treatment, among other requirements, the Master Fund is required to distribute at least 90% of its investment company taxable income, as defined by the Code. Accordingly, the Master Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. While the Master Fund intends to distribute substantially all of its taxable net investment income and capital gains, if any, in a manner necessary to minimize the imposition of a 4% excise tax, there can be no assurance that it will avoid any or all of the excise tax. In such event, the Master Fund will be liable only for the amount by which it does not meet the foregoing distribution requirements. The Master Fund has adopted September 30 as its tax year end.

If the Master Fund were to fail to meet the requirements of Subchapter M to qualify as a RIC, and if the Master Fund were ineligible to or otherwise were not to cure such failure, the Master Fund would be subject to tax on its taxable income at

     Delaware Wilshire Private Markets Master Fund

Notes to Financial Statements
March 31, 2023

corporate rates, whether or not distributed to Shareholders, and all distributions out of earnings and profits would be taxable to Shareholders as ordinary income. In addition, the Master Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a RIC that is accorded special tax treatment under Subchapter M.

In accounting for income taxes, the Master Fund follows the guidance in FASB ASC Codification 740, as amended by ASU 2009-06, “Accounting for Uncertainty in Income Taxes”(“ASC 740”). ASC 740 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the financial statements. Management has concluded, there were no uncertain tax positions as of March 31, 2023 for federal income tax purposes or in, the Master Fund’s major state and local tax jurisdiction of Delaware.

Because U.S. federal income tax regulations differ from U.S. GAAP, distributions in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect the applicable tax characterization. Temporary differences arise when certain items of income, expense, gain or loss are recognized at some time in the future. The Tax basis components of distributable earnings may differ from the amount reflected in the Statement of Assets, Liabilities and Shareholders’ Capital due to temporary book/tax differences primarily from partnership investments. These amounts will be finalized before filing the Master Fund’s federal income tax return. As of September 30, 2022, a permanent difference of $823,291 has been reclassified from distributable earnings to paid in capital. The amount is primarily related to expense waiver adjustment.

Total Distributable Earnings
Paid in Capital	(Accumulated Losses)
$(823,291)	$823,291

These reclassifications had no impact on the net assets or net values of the Master Fund.

The estimated tax character of dividends and distributions paid during the tax year ended March 31, 2023 and 2022 were as follows:

		Long-term	Return of
	Ordinary Income	Capital Gain	Capital	Total
2023	$1,619,497	$931,162	$—	$2,550,659
2022	1,800,332	—	—	1,800,332

The actual tax character of the distribution cannot be ascertain until after the Master Fund's tax year end - September 30, 2023.

As of September 30, 2022, the components of Distributable Earnings on a tax basis were as follows:

Post October losses	$(296,320)
CY Late-Year Loss Deferral	(96,593)
Unrealized appreciation/(depreciation)	5,282,952
Other temporary differences	—
Total Distributable Earnings	$4,890,039

Post October losses deferral represents ordinary losses from November 1, 2021 through September 30, 2022, that in accordance with Federal income tax regulations, the Fund defers and treats as having arisen in the following fiscal year.

Late-year loss deferral represents ordinary losses from January 1, 2022 through September 30, 2022, that in accordance with Federal income tax regulations, the Fund defer and treat as having arisen in the following fiscal year.

As of March 31, 2023, the tax cost and unrealized appreciation and depreciation of the investments held by the Fund, were as follows:

	Aggregate Gross	Aggregate Gross
	Unrealized	Unrealized	Net Unrealized
Federal Tax Cost	Appreciation	Depreciation	Appreciation
$24,090,869	$6,062,100	$(224,020)	$5,838,080

Delaware Wilshire Private Markets Master Fund

Notes to Financial Statements
March 31, 2023

8. Risks

General Economic and Market Risk. Through its portfolio investments, the Master Fund will have investments in companies that are sensitive to movements in the overall economy or in those companies’ industrial or economic sectors. In addition, the trading prices or market values of these portfolio companies may be affected adversely by general securities market conditions or by factors specific to such portfolio companies.

Non-Diversification Risk. The private markets investment funds in which the Master Fund may invest may participate in a limited number of portfolio investments and, as a consequence, the aggregate return of the private markets investment funds may be substantially adversely affected by the unfavorable performance of even a single portfolio investment. Similarly, the Master Fund will invest in a limited number of portfolio investments and, as a consequence, the aggregate return of the Master Fund may be substantially adversely affected by the unfavorable performance of even a single portfolio investment.

Legal, Tax and Regulatory Risks. Legal, tax and regulatory changes during the term of the Master Fund’s investments may adversely affect such investments. Certain private markets investment funds or their portfolio companies may be in industries subject to extensive regulation by national governments and political subdivisions thereof. Certain regulations may prevent private markets investment funds or the Master Fund from making certain investments that they otherwise would make. Other regulations may require the private markets investment funds or the Master Fund to incur substantial additional costs or lengthy delays in connection with the completion of an investment.

Illiquidity of Investments Risk. An investor’s participation in a Feeder Fund requires a long-term commitment, with no certainty of return. The Master Fund’s investments will be highly illiquid, are likely to require holding periods of several years, and will be subject to restrictions on resale.

Timing of Investment Risk. The Master Fund’s portfolio investments may consist of primary fund investments and secondary fund investments. Returns on primary fund investments may take longer to realize than returns on secondary fund investments. The Master Fund also may be able to purchase secondary fund investments at a discount, whereas investments in primary fund investments generally are not available at a discount.

Accordingly, a Shareholder that invests in a Feeder Fund at a time when the Master Fund is invested in primary fund investments on which it has not yet begun to realize returns may experience lower returns than a Shareholder that invests in a Feeder Fund at a time when the Master Fund is more heavily invested or investing in secondary fund investments. Further, Shareholders that invest in a Feeder Fund at a time when the Master Fund is selling portfolio investments to meet liquidity requirements may experience lower returns than a Shareholder that invests in a Feeder Fund at a time when the Master Fund is more fully invested in portfolio investments.

A full listing of risks associated with investing in the Master Fund is included in the Master Fund’s prospectus and the statement of additional information.

9. Line of Credit

The Master Fund entered into an agreement on December 16, 2021, which enabled it to participate in an $2.5 million uncommitted revolving line of credit with City National Bank (“the Bank”). The agreement is set to expire on December 16, 2023. The proceeds from the borrowings shall be used to finance the Master Fund’s short-term general working capital requirements, including the funding of shareholder redemptions. Interest is charged to the Master Fund based on borrowings during the year at the Bank’s current reference rate. For the year ended March 31, 2023, the Master Fund had average borrowings of $671,415 over a period of 65 days at a weighted average interest rate of 4.01%. Interest accrued on the borrowings was $3,468 for the year ended March 31, 2023. This fee is included as “Interest Expense” on the Statement of Operations. As of March 31, 2023, there were no borrowings outstanding in the Master Fund.

10. Concentration of Shareholders:

At March 31, 2023, 100% of Institutional Class Shares total shares outstanding were held by one record shareholder, owning 10% or greater of the aggregate total shares outstanding.

11. Subsequent Events

The Master Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of March 31, 2023.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Delaware Wilshire Private Markets Master Fund and Shareholders of Delaware Wilshire Private Markets Master Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Delaware Wilshire Private Markets Master Fund (the "Fund") as of March 31, 2023, the related statements of operations and cash flows for the year ended March 31, 2023, the statements of changes in net assets for each of the two years in the period ended March 31, 2023, including the related notes, and the financial highlights for each of the two years in the period ended March 31, 2023 and for the period October 28, 2020 (commencement of operations) through March 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2023, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2023 and the financial highlights for each of the two years in the period ended March 31, 2023 and for the period October 28, 2020 (commencement of operations) through March 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2023 by correspondence with the custodian and investment managers or administrators of the investee funds; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

May 30, 2023

We have served as the auditor of one or more investment companies in Macquarie Investment Management Business Trust since 2010.

Delaware Wilshire Private Markets Master Fund

Trustees and Officers of the Funds
March 31, 2023 (Unaudited)

Set forth below are the names, years of birth, position with the Funds and length of time served, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee or officer of the Funds. There is no stated term of office for the Trustees and officers of the Funds. Nevertheless, an independent Trustee must retire from the Board as of the end of the calendar year in which such independent Trustee first attains the age of seventy-five years; provided, however, that, an independent Trustee may continue to serve for one or more additional one calendar year terms after attaining the age of seventy-five years (each calendar year a “Waiver Term”) if, and only if, prior to the beginning of such Waiver Term: (1) the Governance Committee (a) meets to review the performance of the independent Trustee; (b) finds that the continued service of such independent Trustee is in the best interests of the Funds; and (c) unanimously approves excepting the independent Trustee from the general retirement policy set out above; and (2) a majority of the Trustees approves excepting the independent Trustee from the general retirement policy set out above. Unless otherwise noted, the business address of each Trustee or officer is, as applicable, Delaware Wilshire Private Markets Fund or Delaware Wilshire Private Markets Tender Fund, One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Name and Year of Birth	Position with Funds and Length of Time Served	Principal Occupations in the Past Five Years	Other Directorships Held in the Past Five Years
INTERESTED TRUSTEES
William M. Doran (Born: 1940)	Chairman of the Board of Trustees (since 2020)[1]	Self-Employed Consultant since 2003. Partner at Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003. Counsel to the Funds, SEI Investments, SIMC, the Administrator and the Distributor. Secretary of SEI Investments since 1978.
Current Directorships: Trustee of The Advisors’ Inner Circle Fund III, Gallery Trust,  Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets  Tender Fund, SEI Daily Income Trust, SEI Institutional International Trust, SEI  Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation  Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI  Insurance Products Trust and SEI Catholic Values Trust. Director of SEI Investments,  SEI Investments (Europe), Limited, SEI Investments-Global Funds Services, Limited, SEI  Investments Global, Limited, SEI Investments (Asia), Limited, SEI Global Nominee Ltd.,  SEI Investments - Unit Trust Management (UK) Limited and SEI Investments Co. Director  of the Distributor.

Former Directorships: Trustee of Winton Series Trust to 2017. Trustee of The Advisors’  Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP  Funds and Winton Diversified Opportunities Fund (closed-end investment company) to  2018. Trustee of Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust  to 2022.

INDEPENDENT TRUSTEES
Jon C. Hunt (Born: 1951)	Trustee and Lead Independent Trustee (since 2020)	Retired since 2013. Consultant to Management, Convergent Capital Management, LLC (“CCM”) from 2012 to 2013. Managing Director and Chief Operating Officer, CCM from 1998 to 2012.
Current Directorships: Trustee of City National Rochdale Funds, The Advisors’ Inner  Circle Fund III, Gallery Trust, Delaware Wilshire Private Markets Master Fund and  Delaware Wilshire Private Markets Tender Fund. Director of Chiron Capital Allocation  Fund Ltd.

Former Directorships: Trustee of Winton Series Trust to 2017. Trustee of Winton  Diversified Opportunities Fund (closed-end investment company) to 2018. Trustee of  Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust to 2022.

Thomas P. Lemke (Born: 1954)	Trustee (since 2020)	Retired since 2013. Executive Vice President and General Counsel, Legg Mason, Inc. from 2005 to 2013.
Current Directorships: Trustee of The Advisors’ Inner Circle Fund III, Gallery Trust,  Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets  Tender Fund, JP Morgan Funds (171 Portfolios) and Symmetry Panoramic Trust (16  Portfolios). Director of Chiron Capital Allocation Fund Ltd.

Former Directorships: Trustee of Winton Series Trust and AXA Premier VIP Trust to  2017. Trustee of Winton Diversified Opportunities Fund (closed-end investment  company) to 2018. Trustee of Schroder Global Series Trust to 2021. Trustee of Schroder  Series Trust to 2022.

1	Mr. Doran may be deemed to be an “interested” person of the Funds as that term is defined in the 1940 Act by virtue of a material business or professional relationship with the principal executive officer of the Funds.

Delaware Wilshire Private Markets Master Fund

Trustees and Officers of the Funds
March 31, 2023 (Unaudited)

Name and Year of Birth	Position with Funds and Length of Time Served	Principal Occupations in the Past Five Years	Other Directorships Held in the Past Five Years
INDEPENDENT TRUSTEES (continued)
Jay C. Nadel (Born: 1958)	Trustee (since 2020)	Self-Employed Consultant since 2004. Executive Vice President, Bank of New York Broker Dealer from 2002 to 2004. Partner/Managing Director, Weiss Peck & Greer/Robeco from 1986 to 2001.
Current Directorships: Chairman of the Board of Trustees of City National Rochdale  Funds. Trustee of The Advisors’ Inner Circle Fund III, Gallery Trust, Delaware Wilshire  Private Markets Master Fund and Delaware Wilshire Private Markets Tender Fund.  Director of Chiron Capital Allocation Fund Ltd.

Former Directorships: Trustee of Winton Series Trust to 2017. Director of Lapolla  Industries, Inc. to 2017. Trustee of Winton Diversified Opportunities Fund (closed-end  investment company) to 2018. Trustee of Schroder Global Series Trust to 2021. Trustee  of Schroder Series Trust to 2022.

Randall S. Yanker (Born: 1960)	Trustee (since 2020)	Co-Founder and Senior Partner, Alternative Asset Managers, L.P. since 2004.
Current Directorships: Trustee of The Advisors’ Inner Circle Fund III, Gallery Trust,  Delaware Wilshire Private Markets Master Fund and Delaware Wilshire Private Markets  Tender Fund. Independent Non-Executive Director of HFA Holdings Limited. Director of  Chiron Capital Allocation Fund Ltd.

Former Directorships: Trustee of Winton Series Trust to 2017. Trustee of Winton  Diversified Opportunities Fund (closed-end investment company) to 2018. Trustee of  Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust to 2022.

Nichelle Maynard- Elliott (Born: 1968)	Trustee (since 2021)	Independent Director since 2018. Executive Director, M&A at Praxair Inc. from 2011 to 2019.
Current Directorships: Trustee of The Advisors' Inner Circle Fund III, Gallery Trust,  Director of Chiron Capital Allocation Fund Ltd. Director of Element Solutions Inc., Director  of Xerox Holdings Corporation, and Director Nominee for Lucid Group, Inc.

Former Directorships: Trustee of Schroder Global Series Trust to 2021. Trustee of  Schroder Series Trust to 2022.

OFFICERS
Michael Beattie (Born: 1965)	President (since 2020)	Director of Client Service, SEI Investments, since 2004.	None.
James Bernstein (Born: 1962)	Vice President and Assistant Secretary (since 2020)
Attorney, SEI Investments, since  2017.

Prior Positions: Self-employed  consultant, 2017. Associate General  Counsel & Vice President,  Nationwide Funds Group and  Nationwide Mutual Insurance  Company, from 2002 to 2016.  Assistant General Counsel & Vice  President, Market Street Funds and  Provident Mutual Insurance  Company, from 1999 to 2002.
None.
John Bourgeois (Born: 1973)	Assistant Treasurer (since 2020)	Fund Accounting Manager, SEI Investments, since 2000.	None.

Delaware Wilshire Private Markets Master Fund

Trustees and Officers of the Funds
March 31, 2023 (Unaudited)

Name and Year of Birth	Position with Funds and Length of Time Served	Principal Occupations in the Past Five Years	Other Directorships Held in the Past Five Years
OFFICERS (continued)
Stephen F. Panner (Born: 1970)	Chief Compliance Officer (since 2022)	Chief Compliance Officer of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Catholic Values Trust, SEI Exchange Traded Funds, SEI Structured Credit Fund LP, The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, The Advisors’ Inner Circle Fund III, Bishop Street Funds, Frost Family of Funds, Gallery Trust, Delaware Wilshire Private Markets Fund, Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Tender Fund and Catholic Responsible Investments Funds since September 2022. Fund Compliance Officer of SEI Investments Company from February 2011 to September 2022. Fund Accounting Director and CFO and Controller for the SEI Funds from July 2005 to February 2011.	None.
Eric C. Griffith (Born: 1969)	Vice President and Assistant Secretary (since 2020)	Counsel at SEI Investments since 2019. Vice President and Assistant General Counsel, JPMorgan Chase & Co., from 2012 to 2018.	None.
Matthew M. Maher (Born: 1975)	Vice President and Assistant Secretary (since 2020)	Counsel at SEI Investments since 2018. Attorney, Blank Rome LLP, from 2015 to 2018. Assistant Counsel & Vice President, Bank of New York Mellon, from 2013 to 2014. Attorney, Dilworth Paxson LLP, from 2006 to 2013.	None.
Andrew Metzger (Born: 1980)	Treasurer, Controller and Chief Financial Officer (since 2021)	Director of Fund Accounting, SEI Investments, since 2020. Senior Director, Embark, from 2019 to 2020. Senior Manager, PricewaterhouseCoopers LLP, from 2002 to 2019.	None.
Robert Morrow (Born: 1968)	Vice President (since 2020)	Account Manager, SEI Investments, since 2007.	None.
Alexander F. Smith (Born: 1977)	Vice President and Assistant Secretary ,(since 2020)	Counsel at SEI Investments since 2020. Associate Counsel & Manager, Vanguard 2012 to 2020. Attorney, Stradley Ronon Stevens & Young, LLP, 2008 to 2012.	None.
Bridget E. Sudall (Born: 1980)	Privacy Officer (since 2020) Anti-Money Laundering Officer (since 2020)	Senior Associate and AML Officer, Morgan Stanley Alternative Investment Partners, from 2011 to 2015. Investor Services Team Lead, Morgan Stanley Alternative Investment Partners, from 2007 to 2011.	None.

Delaware Wilshire Private Markets Master Fund

Disclosure of Fund Expenses
March 31, 2023 (Unaudited)

As a shareholder of the Fund, your investment is affected by ongoing costs, which include (among others) costs for fund management, organization and offering costs, trustee expenses, administration fees, professional fees and acquired fund fees. It is important for you to understand the impact of these costs on your investment returns.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (October 1, 2022 to March 31, 2023) (unless otherwise noted below).

The table below illustrates your Fund’s costs in two ways:

Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return —the account values shown do not apply to your specific investment.

	Beginning	Ending
	Account	Account	Annualized	Expenses
	Value	Value	Expense	Paid During
	10/1/22	3/31/23	Ratios	Period*
Delaware Wilshire Private Market Master Fund
Actual Fund Return	$ 1,000.00	$ 1,048.50	3.25%	$16.60
Hypothetical 5% Return	$ 1,000.00	$ 1,008.73	3.25%	$16.28

* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).

Delaware Wilshire Private Markets Master Fund

Notice to Shareholders
March 31, 2023 (Unaudited)

For shareholders that do not have a March 31, 2023 tax year end, this notice is for informational purposes only. For shareholders with a March 31, 2023 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended March 31, 2023, the Funds are designating the following items with regard to distributions paid during the period.

Dividends
Qualifying
				for				Qualified
				Corporate				Short
Return	Long Term	Ordinary		Dividend	Qualifying	U.S.	Qualified	Term	Foreign	Qualifying
of	Capital Gain	Income	Total	Receivable	Dividend	Government	Interest	Capital	Tax	Business
Capital	Distribution	Distributions	Distributions	Deduction(1)	Income(2)	Interest(3)	Income(4)	Gain(5)	Credit(6)	Income(7)
0.00%	36.51%	63.49%	100.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short term capital gain and net investment income distributions).

(2) The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3) U.S. Government Interest represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4) The percentage in this column represents the amount of “Qualifying Interest Income” as created by the American Jobs Creation Act of 2004 and is a percentage of ordinary income distributions that are exempt from U.S. withholding tax when paid for foreign investors.

(5) The percentage in this column represents the amount of “Qualifying Short-Term Capital Gain” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(6) The percentage in this column represents the amount of “Qualifying Foreign Taxes” as a percentage of ordinary distributions during the fiscal year ended March 31, 2023. The Fund intends to pass through a Foreign Tax Credit to shareholders for fiscal year ended 2023. Your allocation share of the foreign tax credit will be reported on form 1099-DIV.

(7) The percentage in this column represents the amount of ordinary dividend income that qualified for 20% Business Income Deduction.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending March 31, 2023. Complete information will be computed and reported in conjunction with your 2023 Form 1099-DIV.

This information must be preceded or accompanied by a current prospectus for the Funds.

DWP-AR-001-0300

(b) Not applicable.

Item 2.    Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics during the period covered by this report.

Item 3.     Audit Committee Financial Expert.

(a)(1)  The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The Registrant’s audit committee financial experts are Thomas P. Lemke and Jay Nadel, and each of Mr. Lemke and Mr. Nadel is “independent”, as that term is defined in Form N-CSR Item 3 (a)(2).

Item 4.    Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) relate to Delaware Wilshire Private Markets Fund (the “Trust”).

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE March 31, 2023			FYE March 31, 2022
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees	S80,000(1)	None	None	S65,000(1)	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	$59,475(2)	None	None	$48,250(2)	None	None
(d)	All Other Fees	None	None	$9,044,000	None	None	$9,044,000

Notes:
(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.
(2)	Review of income tax returns, review of annual excise distribution calculations, and review of income tax calculations.

(e)(1)       The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

(1)   require specific pre-approval;

(2)   are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or

(3)   have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO.  The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor.  The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly-scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy.  In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment adviser, or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet the Audit Committee’s responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Registrant, such as (a) reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and (b) discussing with the independent auditor the independent auditor’s methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, waiver of pre-approval requirement were as follows (PwC):

	FYE March 31, 2023	FYE March 31, 2022
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

 (f)            Not applicable.

(g)          The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended March 31st were $9,044,000 and $9,044,000 for 2023 and 2022, respectively.

(h)           During the past fiscal year, all non-audit services provided by the Registrant’s principal accountant to either the Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant were pre-approved by the Audit Committee of Registrant’s Board of Trustees.  Included in the Audit Committee’s pre-approval of these non-audit service were the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i)           Not applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j)             Not applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.    Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Fund has adopted the following procedures regarding this matter:

1. Proxy Voting Responsibility – The Fund has delegated proxy voting responsibility to the [Sub-Adviser]. The [Sub-Adviser’s] proxy voting policies and procedures are included in [Annex A] to the Fund’s SAI.

2. Compliance Responsibility – The Adviser is responsible for monitoring compliance with its policy and procedures. The Fund’s administrator is responsible for filing Form N-PX with the SEC pursuant to Rule 30b1-4 under the 1940 Act.
3. Disclosure - The Fund’s administrator and counsel are responsible for ensuring that appropriate disclosure is made in the Fund’s prospectus and SAI.
Item 8.    Portfolio Managers of Closed-End Management Investment Companies.

(a)(1)

	Title	Years with Wilshire	Years of PMs experience
William van Eesteren	Managing Director	22	30
Marc Friedberg	Managing Director	24	25
Mark Perry	Managing Director	10	15

(a)(2)

Other Accounts. In addition to the Funds, Messrs. Van Eesteren, Friedberg, and Perry may also be responsible for the day-to-day advisement of certain other accounts, as indicated by the following table (“Other Accounts”). The information below is provided as of March 31, 2023, and excludes accounts where they have advisory but not discretionary authority.

	Registered Investment Companies		Other Pooled Investment Vehicles[1]		Other Accounts
Name	Number of Accounts	Total Assets	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets
William van Eesteren	0	$0	51[2]	$4,887	0	$0
Marc Friedberg	0	$0	51[2]	$4,887	0	$0
Mark Perry	0	$0	51[2]	$4,887	0	$0

1  Portfolio management responsibilities are shared amongst senior investment professionals.
2  Includes 34 accounts with assets under management of $4,230 million that are subject to a performance-based advisory fee.

Conflicts of Interests.

The Funds’ strategy, objectives and investments will overlap with Wilshire-advised funds and accounts. In addition, certain Wilshire employees face conflicts managing their time and commitments and in making allocation decisions regarding investment opportunities to clients, including the Funds. As well, the use of performance-based fees in certain funds and accounts represents an incentive to favor such accounts.

Wilshire uses reasonable efforts to ensure fairness and transparency in the allocation of investments with limited capacity in primary partnerships, secondary partnerships and direct portfolio companies. Wilshire has designed an allocation process and policy to be clear and objective with the intent of limiting subjective judgment. Accordingly, when allocating any particular investment opportunity among the Funds and other Wilshire-advised funds and accounts, Wilshire takes into account relevant factors, such as: (1) a client’s investment objectives and model portfolio guidelines and targets, including minimum and maximum investment size requirements, (2) the composition of a client’s portfolio, (3) the nature of any requirements or constraints placed on an investment opportunity (e.g., conditions imposed by a

GP of an underlying fund), (4) the amount of capital available for investment by a client, (5) a clients’ liquidity, (6) tax implications and other relevant legal, contractual or regulatory considerations, (7) the availability of other suitable investments for a client, and (8) any other relevant limitations imposed by or set forth in the applicable offering and organizational documents of the client. There can be no assurance that the factors set forth above will result in a client, including the Funds, participating in all investment opportunities that fall within its investment objectives.

(a)(3)

Wilshire’s compensation plan contains three elements: base salary, bonus, and carried interest (only available to senior members, including the portfolio managers responsible for this Fund).  Base salary is consistent with industry standards for each individual’s level, adjusted based on merit, and reviewed annually. Discretionary bonuses paid to employees are reflective of the Company’s performance and each employee’s participation in such performance, and/or to reward an employee for their positive performance.

(a)(4)

N/A

Item 9.    Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.  Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.3a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

None.

Item 13.  Exhibits.

(a)(1) A copy of the Registrant's Code of Ethics, as required by Item 2 of this Form, accompanies this filing as an exhibit.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b)  Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Delaware Wilshire Private Markets Fund

By (Signature and Title)	/s/ Michael Beattie Michael Beattie, President

Date:  June 9, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie Michael Beattie, President

Date:  June 9, 2023

By (Signature and Title)	/s/ Andrew Metzger Andrew Metzger, Treasurer, Controller, and CFO

Date:  June 9, 2023